------------------------------------
                                                       CALIFORNIA
                                                    INVESTMENT TRUST
                                                   ------------------
                                                   F U N D  G R O U P
California Tax-Free Income Fund

California Insured Intermediate Fund               SEMI-ANNUAL REPORT

California Tax-Free Money Market Fund              February 28, 2002


U.S. Government Securities Fund                      (800) 225-8778
                                                    www.caltrust.com
Short-Term U.S. Government Bond Fund

The United States Treasury Trust                     NO-LOAD FUNDS

                                        This  report  is  intended  only for the
S&P 500 Index Fund                      information of shareholders or those who
                                        have  received the  offering  prospectus
S&P MidCap Index Fund                   covering  shares of beneficial  interest
                                        of  California   Investment  Trust  Fund
S&P SmallCap Index Fund                 Group which contains  information  about
                                        the  management  fee  and  other  costs.
Equity Income Fund                      Investments  in  shares  of the funds of
                                        California  Investment  Trust Fund Group
European Growth & Income Fund           are neither  insured nor  guaranteed  by
                                        the  U.S.  Government,  and  there is no
Nasdaq-100 Index Fund                   assurance that any Fund which is a Money
                                        Market Fund will be able to maintain a stable net asset value of $1.00 per share.

------------------------------------

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                  PORTFOLIO OF INVESTMENTS                                   2/28/2002
 MONEY MARKET FUND                                          (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (71.22%)
ANAHEIM PUBLIC IMPROVEMENT CORP
Certificates of Participation., 1993 Refunding Project                    $ 2,400,000     1.000%   03/06/02    $  2,400,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Cottage Hospital Santa Barbara 1985 Series B                                1,600,000     1.150%   03/07/02       1,600,000
Insured Hospital Revenue Bonds, Series 1994                                 2,100,000     1.100%   03/07/02       2,100,000
Sutter Health; Series 1996 B                                                  800,000     1.250%   03/01/02         800,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                     2,000,000     1.200%   03/01/02       2,000,000
Shell Oil Company Series A                                                    600,000     1.250%   03/01/02         600,000
Exxon; Series 1989                                                            800,000     1.250%   03/01/02         800,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Gemological Institute of America; Special Tax Series 2001                   2,500,000     1.050%   03/07/02       2,500,000
Sutter Health Variable Rate Bonds                                           1,200,000     1.300%   03/01/02       1,200,000

HAYWARD, CITY OF
Shorewood Apartments; 1984 Series A                                         3,000,000     1.100%   03/07/02       3,000,000

IRVINE RANCH WATER DISTRICT
Revenue Bonds; Consolidated Series 1985                                     1,030,000     1.300%   03/01/02       1,030,000
Special Assessment,Consolidated Series 1985                                 1,950,000     1.300%   03/01/02       1,950,000
Waterworks Bonds; 1988 Series A, District 182                                 500,000     1.300%   03/01/02         500,000
General Obligation; Consolidated Series 1989                                  100,000     1.200%   03/01/02         100,000
General Obligation; Consolidated Series 1991                                  800,000     1.300%   03/01/02         800,000
General Obligation; Consolidated Series 1993                                  300,000     1.300%   03/01/02         300,000
Certificates of Participation; 1986 Capital Improvement Projects              700,000     1.300%   03/01/02         700,000

IRVINE, CITY OF
Assessment District 89-10                                                   1,170,000     1.300%   03/01/02       1,170,000
Assessment District 94-13                                                   1,000,000     1.300%   03/01/02       1,000,000
Assessment District 93-14                                                     800,000     1.300%   03/01/02         800,000

KERN, COUNTY OF
Certificates of Participation; 1986 Series C                                2,100,000     1.000%   03/06/02       2,100,000

LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                          2,300,000     1.000%   03/06/02       2,300,000

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, 1993 Series A                                  3,800,000     1.100%   03/07/02       3,800,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds, 1996 Series A                                2,900,000     1.050%   03/07/02       2,900,000
Water Revenue Bonds, 2000 Series B-1                                        1,400,000     1.250%   03/01/02       1,400,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian, Series 1996 Series A                     100,000     1.350%   03/01/02         100,000
Hoag Memorial Hospital Presbyterian, Series 1996 Series B                     100,000     1.350%   03/01/02         100,000
Hoag Memorial Hospital Presbyterian, Series 1992                            1,850,000     1.200%   03/01/02       1,850,000

OAKLAND JOINT POWERS FINANCING AUTHORITY
Lease Revenue Bonds; 1998 Series A-2                                        3,500,000     1.150%   03/07/02       3,500,000

ORANGE COUNTY SANITATION DISTRICTS
Certificates of Participation; Series 2000                                  3,400,000     1.050%   03/01/02       3,400,000
Refunding Certificates of Participation; 1993 Series                        2,500,000     1.300%   03/01/02       2,500,000

ORANGE, COUNTY OF
Revenue Bonds; Niguel Summit II; Issue U of 1985                            1,900,000     1.100%   03/05/02       1,900,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds; Village Niguel; Issue AA of 1985                             3,000,000     1.100%   03/06/02       3,000,000

RANCHO CALIFORNIA WATER DISTRICT FINANCING AUTHORITY
Adjustable Rate Revenue Bonds Series of 1998A                                 600,000     1.000%   03/06/02         600,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001A                                     1,200,000     1.200%   03/01/02       1,200,000
Eisenhower Medical Center; Series 2001B                                     1,100,000     1.200%   03/01/02       1,100,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5; Special Tax                             4,000,000     1.000%   03/06/02       4,000,000
Certificates of Participation; Public Facilities Project; 1985 Series C     2,400,000     1.050%   03/05/02       2,400,000

RIVERSIDE, CITY OF
First Nationwide Savings Program; 1985 Issue G                              2,600,000     1.050%   03/06/02       2,600,000

SAN DIEGO, COUNTY OF
County Hills Apartments Phase II; Series 1994A                              1,095,000     1.000%   03/06/02       1,095,000

                                       1

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                  PORTFOLIO OF INVESTMENTS                                   2/28/2002
 MONEY MARKET FUND                                     CONTINUED (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
SAN FRANCISCO CITY & COUNTY FINANCE CORPORATION
Moscone Center Expansion Project; Series 2000-2                           $ 2,000,000     1.000%   03/07/02    $  2,000,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                     2,720,000     1.100%   03/07/02       2,720,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Palo Verde Project; 1996 Series C                                           2,000,000     1.000%   03/06/02       2,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2, Series A                                    1,500,000     1.300%   03/01/02       1,500,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds; 1996                                             900,000     1.300%   03/01/02         900,000
                                                                                                               ------------
Total Variable Rate Demand Notes (Cost $76,315,000)                                                              76,315,000
                                                                                                               ------------
TAX AND REVENUE ANTICIPATION NOTES (12.65%)

State of California                                                         2,500,000     3.250%   06/28/02       2,508,257
Los Angeles Unified School District                                         2,000,000     4.000%   07/23/02       2,010,990
Oakland Unified School District                                             2,000,000     3.000%   10/24/02       2,010,548
San Diego Unified School District                                           3,000,000     3.500%   08/01/02       3,009,749
San Francisco Unified School District                                       2,000,000     2.500%   12/10/02       2,012,239
Santa Barbara County School Financing Authority                             2,000,000     3.250%   06/28/02       2,003,619
                                                                                                               ------------
Total Tax and Revenue Anticipation Notes (Cost $13,555,402)                                                      13,555,402
                                                                                                               ------------
COMMERCIAL PAPER (15.86%)

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Series                                                         3,500,000     1.150%   04/03/02       3,500,000

LOS ANGELES DEPARTMENT OF WATER & POWER
Electric Plant Short-Term Revenue Certificates                              3,500,000     1.150%   06/12/02       3,500,000

SACRAMENTO MUNICIPAL UTILITIES DISTRICT
Commercial Paper Notes; Series 1                                            3,500,000     1.150%   04/05/02       3,500,000

SAN DIEGO COUNTY REGIONAL TRANSPORTATION AUTHORITY
Sales Tax Revenue Commercial Paper                                          3,500,000     1.150%   03/06/02       3,500,000

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Carnegie Institution; 1993 Series A & B                                     3,000,000     1.100%   04/08/02       3,000,000
                                                                                                               ------------
Total Commercial Paper (Cost $17,000,000)                                                                        17,000,000
                                                                                                               ------------
               Total Investments (Cost $106,870,402) (a) (99.73%)                                               106,870,402
               Other Net Assets (0.27%)                                                                             286,042
                                                                                                               ------------
               Net Assets (100.00%)                                                                            $107,156,444
                                                                                                               ============

(a)  Aggregate cost for federal income tax purposes is $106,870,402.

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                  PORTFOLIO OF INVESTMENTS                                   2/28/2002
    INCOME FUND                                             (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (93.73%)
ANAHEIM PUBLIC FINANCING AUTHORITY
Public Improvement Project; Series C                                      $ 2,250,000     6.000%   09/01/12    $  2,645,663

BAY AREA TOLL AUTHORITY
Revenue Bonds 2001 Series D                                                 2,000,000     5.000%   04/01/12       2,165,380

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1                              2,320,000     7.000%   12/01/11       2,898,886
Water System Revenue Bonds, Central Valley J-2                              2,835,000     7.000%   12/01/11       3,542,389

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                         2,500,000     5.250%   01/01/17       2,636,725
Stanford University Revenue Bonds; Series P                                 3,000,000     5.250%   12/01/13       3,345,840

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Asian Art Museum of San Francisco, Series 2000                              2,565,000     5.500%   06/01/13       2,855,486

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric; 1996 Series A                                     3,000,000     5.900%   06/01/14       3,174,360

                                       2

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                  PORTFOLIO OF INVESTMENTS                                   2/28/2002
    INCOME FUND                                        CONTINUED (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA STATE POLYTECHNIC UNIVERSITY
Student Union Revenue Bonds, Series C                                     $ 2,390,000     5.625%   07/01/26    $  2,527,497

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison--Madera County; 1993 Series E                               1,750,000     5.500%   06/01/15       1,964,183
CA State Prison--Imperial County; 1991 Series A                             4,000,000     6.500%   09/01/17       4,747,480
University of California Projects; 1993 Series A                            5,000,000     5.500%   06/01/14       5,602,200

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation 1993 Series A              1,005,000     5.500%   10/01/14       1,125,148

CALIFORNIA, STATE OF
General Obligation Bonds                                                    5,000,000     6.250%   09/01/12       5,868,250

CARSON REDEVELOPMENT AGENCY
Redevelopment Project Area No. 1; Series 2001                               1,635,000     5.500%   10/01/15       1,844,296

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects, Series 1994A                             2,090,000     7.250%   08/01/09       2,586,166

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds, Series E                                               4,000,000     6.250%   10/01/12       4,681,640

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing; 2001                                      1,080,000     5.000%   09/01/16       1,128,503

CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
Tax Allocation Refunding Revenue Bonds, 1993                                3,150,000     5.500%   11/01/14       3,552,413

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds, Series 2001                                  2,000,000     5.250%   06/01/13       2,185,240
Water Revenue Refunding Bonds, Series 2001                                  2,000,000     5.250%   06/01/14       2,169,160

EASTERN MUNICPAL WATER DISTRICT
Certificates of Participation; Series 2001A                                 2,655,000     5.000%   07/01/19       2,698,436

FRESNO, CITY OF
Sewer System Revenue Bonds ; 1993 Series A                                  3,000,000     5.250%   09/01/19       3,217,710

FRESNO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1999 Series C                                     1,665,000     5.800%   02/01/16       1,907,591

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds, 1998 Series A                                      1,090,000     6.600%   08/01/16       1,323,587

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds, 1996 Series A                           2,555,000     6.600%   08/01/16       3,040,501

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                                1,015,000     7.300%   09/01/09       1,261,665

LOS ANGELES COUNTY DEPARTMENT OF WATER & POWER
Revenue Bonds; Series A                                                     3,000,000     5.250%   07/01/13       3,275,070

LOS ANGELES, CITY OF
General Obligation Bonds, Series 1999-B                                     2,000,000     5.375%   09/01/17       2,128,380
Wastewater System Revenue Bonds; Series 1998-C                              3,000,000     5.375%   06/01/12       3,360,210

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds, 1993 Series A                                          4,500,000     6.000%   08/15/10       5,242,590

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Refunding Bonds; Series 2001-B                            3,000,000     5.250%   07/01/13       3,300,600

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991 Series B                            3,540,000     6.500%   07/01/10       4,237,203

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                     1,625,000     4.900%   07/01/09       1,768,894
General Obligation Bonds, 1997 Series A                                     2,450,000     6.000%   07/01/14       2,873,777

M-S-R PUBLIC POWER AGENCY
San Juan Project Refunding Revenue Bonds; Series F                          1,500,000     6.125%   07/01/13       1,774,710

TRANSMISSION AGENCY OF NORTHERN CALIFORNIA
CA-Oregon Transmission Project; 1993 Series A                               2,500,000     5.300%   05/01/09       2,779,875
CA-Oregon Transmission Project, 1990 Series A                               1,000,000     7.000%   05/01/13       1,238,060

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Center; Lease Revenue Bonds                                      1,000,000     5.500%   10/01/14       1,127,130

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                         4,000,000     5.500%   02/01/14       4,487,720

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds, 1998 Series A                                     1,050,000     5.500%   02/15/11       1,183,665

                                       3

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                  PORTFOLIO OF INVESTMENTS                                   2/28/2002
    INCOME FUND                                        CONTINUED (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
OXNARD SCHOOL DISTRICT
General Obligation Refunding Bonds; 1997                                  $ 1,485,000     5.625%   08/01/14    $  1,689,722

PICO RIVERA WATER AUTHORITY
Water System Project; 1999 Series A                                         2,000,000     5.500%   05/01/19       2,201,940

REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                                    2,500,000     5.125%   12/01/16       2,632,550

RIVERSIDE, CITY OF
Sewer Refunding Revenue Bonds; Series 1993                                  2,000,000     5.000%   08/01/12       2,179,760

RIVERSIDE COUNTY TRANSPORTATION COMMISSION
Revenue Bonds; 1993 Series A                                                2,000,000     5.750%   06/01/09       2,282,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Revenue Bonds; Refunding Series 2001                                        1,800,000     5.500%   12/01/21       1,983,888

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds; Series A                                           4,000,000     6.250%   08/15/10       4,728,960

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCE  AUTHORITY
Special Tax Revenue Bonds, 1996 Series A                                    1,575,000     6.000%   09/01/16       1,844,987

SAN DIEGO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series C                                          3,200,000     5.000%   07/01/18       3,289,120

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 1992 Second Senior Series A                        2,000,000     5.500%   04/01/08       2,240,960

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                              2,950,000     6.750%   07/01/11       3,628,766

SAN JOSE FINANCING AUTHORITY
Convention Center Refunding Project; Series 2001F                           3,000,000     5.000%   09/01/15       3,152,910

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project; Series 1993                              4,000,000     6.000%   08/01/10       4,657,440

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                     1,440,000     5.250%   07/01/16       1,575,504

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                            4,000,000     5.250%   06/01/19       4,287,280

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                       2,500,000     5.700%   08/01/22       2,688,100

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                                2,000,000     6.000%   11/15/12       2,357,120
Lease Revenue Refunding Bonds; 1997 Series A                                1,750,000     5.750%   11/15/13       2,018,118

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project; 1992 Tax Allocation Refunding Bonds                 4,000,000     7.000%   07/01/10       4,777,480

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; 2001 Series A                                      3,355,000     5.250%   06/01/12       3,701,202

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                         1,045,000     7.250%   08/01/10       1,308,800

SANTA MONICA-MALIBU UNIFIED SCHOOL DISTRICT
Gen. Obligation Refunding Bonds; Series 1998                                3,000,000     5.250%   08/01/15       3,294,720

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                                 2,400,000     6.000%   08/01/11       2,814,912

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                                 3,585,000     6.750%   07/01/13       4,362,981

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                           2,000,000     6.250%   01/01/12       2,373,757
                                                                                                               ------------
Total Long-Term Securities (Cost $169,138,892)                                                                  187,547,256
                                                                                                               ------------
VARIABLE RATE DEMAND NOTES (5.45%)

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
California Pollution Control Financing Authority/CA                           300,000     1.250%   03/01/02         300,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Sutter Health Variable Rate Bonds                                             700,000     1.300%   03/01/02         700,000

IRVINE RANCH WATER DISTRICT
Sewer Bonds; Series A                                                       1,500,000     1.300%   03/01/02       1,500,000
Consolidated Refunding Bonds; Series 1995                                     500,000     1.200%   03/01/02         500,000
Revenue Bonds; Consolidated Series 1985                                       400,000     1.300%   03/01/02         400,000
Consolidated Bonds; Series 1995                                             1,000,000     1.300%   03/01/02       1,000,000

                                       4

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                                  PORTFOLIO OF INVESTMENTS                                   2/28/2002
    INCOME FUND                                        CONTINUED (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
Certificates of Participation; 1986 Capital Improvement Projects          $ 1,000,000     1.300%   03/01/02    $  1,000,000
Special Assessment,Consolidated Series 1985                                 2,700,000     1.300%   03/01/02       2,700,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds 2000 Authorization, Series B-3                            200,000     1.300%   03/01/02         200,000

NEWPORT BEACH, CITY OF
Hoag Memorial Hospital Presbyterian, Series 1992                              300,000     1.200%   03/01/02         300,000

ORANGE COUNTY WATER DISTRICT
Variable Rate Certificates of Participation, Series 1990                    1,100,000     1.200%   03/01/02       1,100,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001B                                       700,000     1.200%   03/01/02         700,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds; 1996                                             500,000     1.300%   03/01/02         500,000
                                                                                                               ------------
Total Variable Rate Demand Notes (Cost $10,900,000)                                                              10,900,000
                                                                                                               ------------
               Total Investments (Cost $180,038,892) (a) (99.18%)                                               198,447,256
               Other Net Assets (0.82%)                                                                           1,639,541
                                                                                                               ------------
               Net Assets (100.00%)                                                                            $200,086,797
                                                                                                               ============
(a)  Aggregate cost for federal income tax purposes is $180,038,892. At February
     28, 2002, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

               Unrealized appreciation                                                                         $ 18,548,331
               Unrealized depreciation                                                                             (139,967)
                                                                                                               ------------
               Net unrealized appreciation                                                                     $ 18,408,364
                                                                                                               ============

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                   PORTFOLIO OF INVESTMENTS                                   2/28/2002
 INTERMEDIATE FUND                                          (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (97.71%)
ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY
Tax-Exempt Senior Lien Revenue Bonds Series A                             $   340,000     5.125%   10/01/16    $    357,292

CALIFORNIA COMMUNITY COLLEGE FINANCING AUTHORITY
San Diego Community College, Series 2000B                                     475,000     5.000%   12/01/17         490,903

CALIFORNIA, STATE OF
General Obligation; Issued 1998                                               250,000     5.000%   02/01/15         258,560
General Obligation; Issued 2000                                               600,000     5.750%   12/01/10         686,436

CALIFORNIA STATE PUBLIC WORKS BOARD
Department of Corrections; 2001 Series A                                      400,000     5.250%   06/01/11         443,900
University of California; 2001 Series A                                       500,000     5.250%   06/01/12         554,805
California Comminity Colleges; 1996 Series A                                  465,000     6.000%   03/01/05         512,165
Department of Corrections; 1993 Series E                                      500,000     5.500%   06/01/15         561,195

CALIFORNIA STATE UNIVERSITY INSTITUTE
Revenue Bonds, Series 1996                                                    200,000     4.600%   06/01/06         214,848

CAMARILLO PUBLIC FINANCE AUTHORITY
1999 Revenue Refunding Bonds; Series A                                        500,000     5.000%   12/01/12         546,080

CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                         425,000     5.250%   08/01/09         472,664

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects, Series 1994 A                              300,000     7.250%   08/01/09         371,220

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
Refunding Revenue Bonds, 1998 Series A                                        400,000     6.150%   02/01/09         463,344

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; 1998                                      400,000     8.500%   08/01/07         506,280

CONTRA COSTA WATER DISTRICT
Water Revenue Refunding Bonds, Series K                                       400,000     5.000%   10/01/09         439,128

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation, 1995 Series E                                  500,000     5.300%   03/01/07         541,685

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation, Series 1992A                                   500,000     5.900%   07/01/05         553,850

                                       5

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                   PORTFOLIO OF INVESTMENTS                                   2/28/2002
 INTERMEDIATE FUND                                     CONTINUED (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
IMPERIAL IRRIGATION DISTRICT
Electric System Project; 1993 Refunding Certificates of Participation     $   600,000     5.200%   11/01/09    $    667,248

INTERMODAL CONTAINER TRANSFER FACILITIES JOINT POWERS AUTHORITY
Union Pacific Railroad; 1999 Series A                                         490,000     5.125%   11/01/13         536,677

IRVINE PUBLIC FACILITIES AND INFRASTRUCTURE AUTHORITY
Assessment Revenue Bonds, Series A                                            300,000     4.700%   09/02/14         311,184

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond, 2001 Series A                                     500,000     5.250%   07/01/14         541,800

LOS ANGELES, CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                      500,000     5.000%   02/01/08         545,675
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                      500,000     5.250%   02/01/14         541,045
General Obligation Bonds, 1994 Series A                                       500,000     5.600%   09/01/05         554,775

LOS ANGELES, COUNTY OF
Pension Obligation Certificates, Series A                                     400,000     6.900%   06/30/08         480,872

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds, Series A                                             500,000     5.500%   07/01/08         562,455

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                       400,000     6.000%   07/01/07         457,740

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Series of 1995                            600,000     5.150%   05/01/07         662,592

OLIVENHAIN MUNICIPAL WATER DISTRICT
1997 Capital Projects and Refunding                                           500,000     4.750%   06/01/06         540,325

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds, 1998 Series A                                       500,000     5.500%   02/15/07         556,515

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Series B                                                   400,000     5.000%   07/01/07         438,784

RANCHO MIRAGE CALIF JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series A                                           385,000     5.250%   07/01/12         415,119

SACRAMENTO, COUNTY OF
Main Detention Facility;  Certificates of Participation                       400,000     5.300%   06/01/04         424,356

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project, Series 1998C                                     500,000     4.750%   11/01/08         543,405

SAN DIEGO COUNTY WATER AUTHORITY
Water Revenue Refunding Certificates Of Participation; Series 1993A           600,000     5.500%   05/01/05         656,184

SAN DIEGO PUBLIC FACILITIES FINANCING AUTH.
Sewer Revenue Refunding Bonds, Series A                                       500,000     5.100%   05/15/10         537,265

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue; Second Series, Issue 16B                            450,000     5.500%   05/01/09         502,403

SAN FRANCISCO STATE BUILDING AUTHORITY
Civic Center Complex; 1996 Series A                                           400,000     6.000%   12/01/09         463,280

SAN FRANCISCO, CITY & COUNTY
City Hall Improvement Project, Series 1996A                                   500,000     5.100%   06/15/06         535,705
School District Facilities Improvement; Series 1997B                          450,000     6.500%   06/15/05         507,888

SAN JOSE FINANCING AUTHORITY
Convention Center Refunding Project; Series 2001F                             480,000     4.500%   09/01/09         510,802

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project; Series 1997                                500,000     6.000%   08/01/15         587,115

SAN MATEO COUNTY JOINT POWERS FINANCING AUTHORITY
Lease Revenue Bonds; 2001 Series A                                            510,000     4.000%   07/15/10         521,291

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 1998 Series A                                            400,000     5.500%   05/15/10         450,876

SANTA ROSA HIGH SCHOOL DISTRICT
General Obligation Bonds, Series 2001                                         390,000     4.625%   05/01/08         418,864

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation; Series A                                             600,000     4.900%   09/01/09         668,352

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
U.C. San Diego Medical Center; Series 2000                                    500,000     4.375%   12/01/09         527,734
                                                                                                               ------------
Total Long-Term Securities (Cost $22,450,194)                                                                    23,642,681
                                                                                                               ------------

                                       6

----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                                   PORTFOLIO OF INVESTMENTS                                   2/28/2002
 INTERMEDIATE FUND                                     CONTINUED (UNAUDITED)
SECURITY DESCRIPTION                                                        PAR VALUE     RATE     MATURITY   VALUE (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (1.24%)

IRVINE RANCH WATER DISTRICT
Certificates of Participation; 1986 Capital Improvement Projects          $   100,000     1.300%   03/01/02    $    100,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001A                                       200,000     1.200%   03/01/02         200,000
                                                                                                               ------------
Total Variable Rate Demand Notes (Cost $300,000)                                                                    300,000
                                                                                                               ------------
               Total Investments (Cost $22,750,194) (a) (98.95%)                                                 23,942,681
               Other Net Assets (1.05%)                                                                             254,801
                                                                                                               ------------
               Net Assets (100.00%)                                                                            $ 24,197,482
                                                                                                               ============
(a)  Aggregate cost for federal income tax purposes is $22,750,194.  At February
     28, 2002, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

               Unrealized appreciation                                                                         $  1,200,397
               Unrealized depreciation                                                                               (7,910)
                                                                                                               ------------
               Net unrealized appreciation                                                                     $  1,192,487
                                                                                                               ============

*Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   SHORT-TERM U.S.           PORTFOLIO OF INVESTMENTS               2/28/2002
GOVERNMENT BOND FUND               (UNAUDITED)
      PAR VALUE              RATE              MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
US Treasury Bills (6.18%)
     $   700,000            1.700-1.740%       05/23/02            $    697,253
                                                                   ------------

          Total US Treasury Bills (cost $697,253)                       697,253
                                                                   ------------

US Treasury Notes (68.95%)
       1,500,000            5.250%             08/15/03               1,557,129
         800,000            4.750%             02/15/04                 826,782
       3,200,000            6.000%             08/15/04               3,403,126
       1,100,000            5.750%             11/15/05               1,169,395
         600,000            4.250%             03/31/03                 612,797
         200,000            6.375%             08/15/02                 204,164
                                                                   ------------

          Total US Treasury Notes (cost $7,716,043)                   7,773,393
                                                                   ------------
 US Treasury Bonds (24.39%)
       1,300,000           10.750%             02/15/03               1,405,167
       1,200,000           11.125%             08/15/03               1,345,172
                                                                   ------------

          Total United States Treasury Bonds (cost $2,715,812)        2,750,339
                                                                   ------------
          Total Investments (cost $11,129,108)(a) (99.52%)           11,220,985
          Other Net Assets (0.48%)                                       54,021
                                                                   ------------
             Net Assets (100.00%)                                  $ 11,275,006
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $11,129,108. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                  $    109,310
          Unrealized depreciation                                       (17,433)
                                                                   ------------
             Net unrealized appreciation                           $     91,877
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT              PORTFOLIO OF INVESTMENTS               2/28/2002
SECURITIES FUND                    (UNAUDITED)
      PAR VALUE              RATE              MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
Government National Mortgage Association (70.64%)
     $   739,230            6.000%             04/15/14            $    759,729
         822,653            6.000%             04/15/14                 845,465
         893,751            6.000%             04/15/16                 913,401
         962,149            6.000%             05/15/16                 983,303
         976,528            6.500%             08/15/16               1,013,257
       1,020,427            6.500%             08/15/16               1,058,807
       1,550,667            6.500%             04/15/16               1,608,991
       1,706,409            7.000%             08/15/16               1,790,091
         862,961            7.000%             08/15/14                 905,522
         640,008            7.000%             08/15/14                 671,573
       2,032,415            7.500%             09/15/31               2,129,711
         993,853            7.500%             03/15/16               1,053,795
         906,693            7.500%             04/15/16                 961,379
       1,936,201            7.500%             06/15/31               2,028,891
       1,780,365            8.000%             01/15/30               1,884,495
       2,097,705            8.000%             10/15/31               2,218,933
          35,271            9.000%             10/15/18                  38,826
          27,460           10.000%             09/15/18                  30,964
                                                                   ------------
          Total Government National Mortgage Association
          (cost $20,573,407)                                         20,897,133
                                                                   ------------
United States Treasury Bonds (24.95%)
       1,950,000            6.875%             08/15/25               2,262,915
       1,800,000            7.625%             11/15/22               2,239,031
       1,500,000            8.000%             11/15/21               1,925,976
         700,000            8.750%             08/15/20                 953,367
                                                                   ------------
          Total United States Treasury Bonds (cost $7,167,457)        7,381,289
                                                                   ------------
United States Treasury Note  (3.59%)
       1,000,000              5.875%           11/15/04               1,062,031
                                                                   ------------
          Total United States Treasury Notes (cost $1,061,194)        1,062,031
                                                                   ------------
United States Treasury Bills (0.34%)
         100,000              1.720%           03/21/02                  99,904
                                                                   ------------
          Total United States Treasury Bills (cost $99,904)              99,904
                                                                   ------------
          Total Investments (cost $28,901,962)(a) (99.52%)           29,440,357
          Other Net Assets (0.48%)                                      142,065
                                                                   ------------
             Net Assets (100.00%)                                  $ 29,582,422
                                                                   ============

(a) Aggregate cost for federal income tax purposes is $28,901,962. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                  $    538,395
          Unrealized depreciation                                            --
                                                                   ------------
             Net unrealized appreciation                           $    538,395
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
THE UNITED STATES            PORTFOLIO OF INVESTMENTS               2/28/2002
 TREASURY TRUST                    (UNAUDITED)
      PAR VALUE              RATE              MATURITY           VALUE (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bills (100.14%)
     $ 3,700,000            1.556-1.780%       03/07/02            $  3,698,906
       6,300,000            1.655-1.700%       03/14/02               6,296,232
       2,600,000            1.635-1.650%       03/21/02               2,597,635
       5,000,000            1.670-1.690%       04/04/02               4,991,972
       5,000,000            1.66%              04/11/02               4,990,572
       5,000,000            1.66%              04/18/02               4,988,933
       7,000,000            1.79%              05/02/02               6,978,421
       5,700,000            1.720-1.720%       05/16/02               5,679,565
       6,000,000            1.700-1.725%       05/23/02               5,976,441
       6,200,000            1.73%              05/30/02               6,173,185
         400,000            1.695-1.770%       06/06/02                 398,155
                                                                   ------------
          Total Investments (cost $52,770,017)(a)(100.14%)           52,770,017
          Other Net Assets (-0.14%)                                     (73,642)
                                                                   ------------
             Net Assets  (100.00%)                                 $ 52,696,375
                                                                   ============

(a)  Aggregate cost for federal income tax purposes is $52,770,017.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                                  (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Common Stock (82.72%)
Banking & Financial Services (14.98%)
ACE Ltd.                                                 3,100    $     136,090
Aetna Inc.                                               1,855           65,036
Aflac Inc.                                               6,186          158,980
Allstate Corp                                            9,667          338,538
AMBAC Financial Group                                    1,350           83,768
American Express Company                                15,736          573,577
American International Group                            31,493        2,329,537
Amsouth Bancorporation                                   2,595           54,884
AON Corp.                                                2,764           95,717
Bank of America Corp.                                   19,040        1,217,608
Bank of New York Co Inc                                  9,023          339,626
Bank One Corp.                                          13,912          498,606
BB&T Corporation                                         4,810          178,018
Bear Stearns Companies Inc.                              1,422           78,338
Capital One Financial Corp.                              2,164          106,620
Charter One Financial Inc.                               2,797           85,197
Chubb Corp.                                              2,611          196,191
Cigna Corp.                                              2,108          189,088
Cincinnati Financial Corp.                               1,666           66,990
Citigroup Inc                                           59,438        2,689,570
Comerica Inc.                                            2,286          136,817
Conseco Inc.*                                            2,097            7,864
Countrywide Credit Ind Inc.                                984           40,393
Equity Office Properties Trust                           4,700          134,890
Equity Residential Properties Trust                      3,200           86,240
Fannie Mae                                              11,905          931,566
Fifth Third Bancorp                                      6,781          432,357
Fleet Boston Financial Corp.                            13,806          460,844
Franklin Resources Inc                                   2,935          119,924
Freddie Mac                                              7,732          492,838
Golden West Financial Corp.                              1,663          106,016
Hartford Financial Services                              2,904          194,568
Household International Inc.                             6,156          317,034
Huntington Bancshares                                    1,296           23,911
Jefferson-Pilot Corp.                                    1,554           78,586
John Hancock Financial Svcs                              3,700          142,117
JP Morgan Chase & Co.                                   23,228          679,419
Keycorp                                                  5,798          145,414
Lehman Brothers Holdings Inc.                            2,442          137,973
Lincoln National Corp.                                   2,017          103,291
Marsh & McLennan Cos                                     3,319          350,320
Marshall and Isley Corp.                                 1,250           76,238
MBIA Inc.                                                1,561           91,240
MBNA Corp.                                               9,783          339,274
Mellon Financial Corp.                                   6,614          238,104
Merrill Lynch & Co.                                     10,068          482,761
Metlife Inc.                                             8,900          283,732
MGIC Investment Corp.                                    1,327           89,068
Morgan Stanley Dean Witter & Company                    13,221          649,416
National City Corp.                                      7,022          200,267
Northern Trust Corp.                                     2,425          131,241
Pinnacle West Capital Corp.                              1,014           41,128
PNC Financial Services Group                             4,127          226,737
Progressive Corp-Ohio                                      874          136,169
Providian Financial Corp.                                3,716           14,455
Regions Financial Corp.                                  3,489          113,393
Safeco Corp.                                             1,531           51,977
Schwab (Charles) Corp.                                  16,434          214,299
SouthTrust Corp.                                         4,118          104,062
St. Paul Companies                                       2,263          110,661
Starwood Hotels & Resorts Worldwide Inc.                 2,300           82,800
State Street Corp.                                       4,324          219,227
Suntrust Banks Inc.                                      2,993          187,930
Synovus Financial Corp.                                  2,982           87,373
T Rowe Price Group Inc.                                  1,459           58,083
Torchmark Corp.                                          1,373           55,181
Union Planters Corp.                                     1,622           75,520
UnumProvident Corp                                       1,522           43,103
US Bancorp                                              22,350          465,998
USA Education Inc.                                       1,861          172,608
Wachovia Corp                                           16,821    $     558,962
Washington Mutual Inc.                                  11,109          361,376
Wells Fargo & Company                                   19,758          926,650
XL Capital Ltd.                                          1,500          142,890
Zions Bancorporation                                     1,100           58,135
                                                                  -------------
Total Banking & Financial Services                                   21,694,419
                                                                  -------------
Capital Good (5.30%)
Allied Waste Industries Inc.*                              191            2,493
Caterpillar Inc.                                         4,879          270,833
Cooper Industries Inc.                                   1,325           46,839
Cummins Engine                                             382           15,884
Danaher Corp.                                            1,626          109,316
Deere & Co.                                              2,806          134,492
Dover Corp.                                              2,406           95,205
Emerson Electric Co.                                     5,769          332,237
Fluor Corp.                                                807           30,593
General Electric Company                               120,551        4,641,214
Grainger (W.W.) Inc.                                     1,214           71,954
Illinois Tool Works                                      3,705          272,540
Ingersoll-Rand Co                                        1,590           79,500
Johnson Controls Inc.                                      806           71,541
Minnesota Mining & Manufacturing Company                 4,715          556,040
Molex Inc.                                               2,197           65,031
Pall Corporation                                         1,125           21,960
Parker Hannifin Corp.                                    1,073           53,457
Power-One Inc.*                                            900            6,327
Teradyne Inc.*                                           2,173           72,817
Thermo Electron Corp.*                                     440            8,954
Tyco International Ltd                                  22,909          666,652
Vulcan Materials Co.                                     1,092           52,776
                                                                  -------------
Total Capital Good                                                    7,678,655
                                                                  -------------
Consumer Cyclical (6.77%)
American Greetings                                         715            9,846
Autozone Inc.*                                           1,346           89,321
Bed Bath & Beyond Inc.*                                  3,162          105,611
Best Buy Co. Inc.*                                       2,357          158,862
Big Lots Inc*                                              112            1,411
Black & Decker Corporation                               1,268           61,498
Circuit City Stores-Circuit                              1,905           34,061
Cooper Tire & Rubber                                       807           15,430
Costco Wholesale Corp.*                                  5,634          232,459
Dana Corp.                                               1,510           28,086
Delphi Automotive Systems                                7,032          112,442
Dillards Inc.                                            1,098           22,070
Dollar General Corp.                                     3,273           48,277
Eaton Corp.                                                864           69,759
Family Dollar Stores                                     2,000           65,680
Federated Department Stores*                             2,016           84,491
Ford Motor Company                                      22,107          328,952
Gap Inc.                                                10,547          126,248
General Motors Corp.                                     6,149          325,774
Genuine Parts Co.                                        1,755           64,110
Goodrich (B.F.) Co.                                      1,321           39,432
Goodyear Tire & Rubber Co.                               1,678           46,145
Hasbro Inc.                                              1,883           26,946
Home Depot Inc.                                         27,746        1,387,300
ITT Industries Inc.                                      1,109           65,431
Kohls Corp.*                                             3,330          225,341
Limited Inc.                                             5,144           92,643
Liz Claiborne Inc.                                       1,400           42,434
Lowe's Companies                                         9,086          411,142
Marriott International Inc.                              2,831          111,740
Masco Corp.                                              5,251          147,396
Mattel Inc.                                              3,407           64,563
May Department Stores Co.                                4,192          153,595
Maytag Corp.                                               965           38,532
Newell Rubbermaid Inc.                                   2,989           93,048
Nike Inc.                                                3,713          218,547
Nordstrom Inc.                                           1,560           39,718
Paccar Inc.                                                749           53,876

--------------------------------------------------------------------------------
S&P 500 INDEX FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Penney (J.C.) Co.                                        2,783    $      54,380
RadioShack Corporation                                   2,275           62,426
Reebok International Ltd.*                                 557           15,418
Sears, Roebuck And Co.                                   3,912          205,693
Snap-On Inc.                                               589           20,291
Stanley Works                                              860           43,370
Target Corporation                                      11,570          484,783
Tiffany & Co.                                            1,660           54,465
TJX Companies Inc.                                       2,833          107,569
Toys R US Inc.*                                          3,077           54,801
TRW Inc                                                  1,243           62,461
V.F. Corporation                                         1,219           51,259
Visteon Corp                                             2,059           29,197
Wal-Mart Stores Inc.                                    52,660        3,265,447
Whirlpool Corp.                                            725           54,448
                                                                  -------------
Total Consumer Cyclical                                               9,808,225
                                                                  -------------
Consumer Non-Durable (22.66%)
Abbott Laboratories                                     18,472        1,044,592
Alberto-Culver Co.                                         536           27,910
Albertson's Inc.                                         5,165          156,293
Allergan Inc.                                            1,273           82,541
American Home Products Corp.                            16,138        1,025,570
AmerisourceBergen Corp                                   1,167           79,006
Anheuser-Busch Companies Inc.                           11,460          582,741
Archer-Daniels-Midland Co.                               8,960          124,096
Autodesk Inc.                                              462           20,407
Avery Dennison Corp.                                     1,254           80,256
Avon Products                                            3,405          176,004
Bard (C.R.) Inc.                                           542           29,485
Bausch & Lomb Inc.                                         548           20,813
Baxter International Inc.                                7,320          406,114
Becton Dickinson & Co.                                   3,273          120,086
Biomet Inc.                                              2,506           76,583
Boston Scientific Corp.*                                 5,153          115,221
Bristol-Myers Squibb Co.                                22,563        1,060,461
Brown-Forman Corp.                                         669           45,459
Brunswick Corp.                                            943           25,452
Campbell Soup Company                                    5,052          135,090
Cardinal Health Inc.                                     5,056          334,151
Carnival Corp.                                           6,923          188,929
Cintas Group                                             2,000           88,580
Clear Channel Communications*                            6,852          319,440
Clorox Company                                           3,147          137,807
Coca-Cola Co.                                           29,349        1,390,849
Coca-Cola Enterprises                                    4,860           84,710
Colgate-Palmolive Company                                6,568          367,677
Comcast Corp.*                                          11,468          388,421
Computer Associates International Inc.                   6,653          108,311
Computer Sciences Corp.*                                 2,068           98,251
Conagra Inc.                                             6,257          146,476
Concord EFS Inc.*                                        5,300          159,159
Coors (Adolph)                                             477           28,863
CVS Corp.                                                5,404          147,637
Darden Restaurants Inc.                                  1,503           63,547
Deluxe Corp.                                               934           44,272
Disney (Walt) Co                                        24,674          567,502
Donnelley (R.R.) & Sons Co.                              1,458           41,713
Dow Jones & Co. Inc.                                       930           51,903
Eli Lilly & Co.                                         13,641        1,033,033
Forest Labs CL A*                                        2,000          159,040
Fortune Brands Inc.                                      1,976           89,908
Gannett Co. Inc.                                         3,621          275,848
General Mills Inc.                                       4,187          193,565
Gillette Company                                        12,773          436,709
Guidant Corp.*                                           3,790          157,285
Harrah's Entertainment Inc.*                             1,020           41,249
HCA - The Healthcare Company                             6,589          268,370
Health Mgmt. Assoc. Cl.A.*                               3,000           52,950
Healthsouth Corp.*                                       1,513           18,020
Heinz (H.J.) Co.                                         4,742          193,331
Hershey Foods Corp.                                      1,480          104,562
Hilton Hotels Corp.                                      2,862    $      36,805
Humana Inc.*                                             1,579           20,685
Immunex Corp.*                                           6,900          198,306
IMS Health Inc.                                          4,161           83,220
International Flavors & Fragrances                       1,066           36,724
Interpublic Group Cos. Inc.                              3,518           95,690
Johnson & Johnson                                       35,625        2,169,563
Jones Apparel Group*                                     1,402           49,995
Kellogg Co.                                              5,369          185,499
Knight Ridder Inc                                          915           61,671
Kroger Co.*                                             10,128          224,335
Loews Corp.                                              2,934          171,140
Manor Care Inc.*                                         1,054           19,763
McDonald's Corp.                                        15,197          396,642
McGraw-Hill Companies Inc.                               2,258          148,576
Mckesson HBOC Inc.                                       3,240          114,210
Medimmune Inc.*                                          2,501          103,116
Medtronic Inc.                                          14,731          656,119
Merck & Co., Inc.                                       27,020        1,657,137
Meredith Corp.                                             452           17,836
New York Times Co.                                       1,873           82,225
Office Depot Inc.*                                       3,572           67,904
Omnicom Group                                            1,779          166,408
Paychex Inc.                                             4,000          147,800
Pepsi Bottling Group Inc.                                3,200           79,520
Pepsico Inc.                                            20,332        1,026,766
Pfizer Inc.                                             74,069        3,033,866
Pharmacia Corporation                                   15,671          643,295
Philip Morris Companies Inc.                            26,199        1,379,639
Procter & Gamble Co.                                    15,770        1,337,138
Qwest Communications International                      18,492          160,880
Sabre Holdings Corp*                                     1,610           70,856
Safeway Inc.*                                            6,214          267,078
Sara Lee Corp.                                          10,697          223,781
Schering-Plough Corporation                             17,703          610,576
ST Jude Medical Inc.*                                    1,255           98,267
Staples Inc.*                                            5,759          113,280
Starbucks Corp.*                                         4,400          101,244
Stryker Corp.*                                           2,410          148,215
Supervalu Inc.                                           1,739           45,127
Sysco Corp.                                              6,986          206,576
Tenet Healthcare Corporation*                            3,331          192,365
Tribune Co.                                              2,840          121,609
Tricon Global Restaurants Inc.*                          1,700          100,521
Tupperware Corp.                                           598           12,068
Unilever NV                                              6,361          370,719
UnitedHealth Group Incorporated                          4,162          301,703
Univision Communications, Inc.*                          1,880           77,531
UST Inc.                                                 1,803           62,853
Viacom Inc.*                                            21,289          991,003
Walgreen Co.                                            11,713          471,331
Watson Pharmaceutical Inc.*                              1,194           34,960
Wellpoint Health Networks*                                 864          105,080
Wendy's International Inc.                               1,241           38,483
Winn-Dixie Stores Inc.                                   1,470           24,623
Wrigley (WM.) JR Co.                                     2,614          146,489
Zimmer Holdings Inc*                                     2,256           80,675
                                                                  -------------
Total Consumer Non-Durable                                           32,805,734
                                                                  -------------
Energy (5.59%)
AES Corp.*                                               6,342           32,725
Amerada Hess Corp.                                         972           67,330
Anadarko Petroleum Corp.                                 2,929          152,601
Apache Corp.                                               940           49,585
Ashland Inc                                                723           31,371
Baker Hughes Inc.                                        3,144          111,015
Burlington Resources Inc.                                1,767           66,404
ChevronTexaco Corp.                                     12,591        1,063,184
Devon Energy Corporation                                 1,590           69,451
Dynegy, Inc.                                             3,290           84,125
EL Paso Corp.                                            5,823          227,563
EOG Resources Inc.                                       1,350           47,507

--------------------------------------------------------------------------------
S&P 500 INDEX FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       81,284    $   3,357,029
Halliburton Co                                           5,494           90,431
Kerr-McGee Corp.                                           860           47,549
Kinder Morgan, Inc.                                      1,436           58,876
Marathon Oil Corp                                        3,304           90,860
McDermott International Inc.*                              540            7,733
Nabors Industries*                                       1,706           60,512
Occidental Petroleum Corp.                               3,601           96,651
Phillips Petroleum Co.                                   5,012          296,259
Rowan Companies Inc.*                                      784           14,622
Royal Dutch Petroleum Company                           25,865        1,328,685
Schlumberger Ltd.                                        6,865          399,612
Sunoco Inc.                                              1,001           38,559
Transocean Sedco Forex Inc.                              3,650          102,237
Unocal Corp.                                             2,795          100,424
                                                                  -------------
Total Energy                                                          8,092,900
                                                                  -------------
Manufacturing (4.15%)
Air Products & Chemicals Inc                             2,491          120,814
Alcan Aluminium Ltd.                                     4,081          165,444
Alcoa Inc                                                9,652          362,626
Allegheny Technologies Inc.                              1,085           16,937
Applied Materials Inc.*                                  9,183          399,185
Applied Micro Circuits Corp.*                            3,600           27,684
Ball Corp.                                                 582           24,613
Barrick Gold Corp.                                       5,093           91,929
Bemis Co.                                                  513           29,220
Boise Cascade Corp.                                        478           17,184
Centex Corp.                                               560           32,726
Citrix Systems Inc.*                                     1,980           30,037
Comverse Technology Inc.*                                2,072           32,427
Corning Inc.                                            10,239           68,908
Crane Co.                                                  532           12,997
Dell Computer Corp.*                                    29,497          728,281
Dow Chemical Company                                    10,950          342,516
Du Pont (E.I.) de Nemours & Co                          12,526          586,718
Eastman Chemical Company                                   759           33,396
Eastman Kodak Co.                                        4,179          131,639
Ecolab Inc.                                              1,251           58,584
EMC Corp-Mass*                                          24,786          270,167
Engelhard Corp                                           1,377           39,616
Freeport-McMoran Copper & Gold Inc.*                     2,235           32,743
Gateway Inc.*                                            3,920           18,032
Georgia-Pacific (Georgia-Pacific Group)                  2,640           67,716
Great Lakes Chemical Corp.                                 608           14,318
Hercules Inc.*                                           1,037           12,963
Inco Ltd.*                                               1,659           30,907
International Game Tech.*                                1,075           72,584
International Paper Co.                                  5,643          246,881
KB Home                                                    388           16,936
Kimberly-Clark Corp.                                     6,936          434,194
Leggett & Platt Inc.                                     2,498           64,074
Louisiana-Pacific Corp                                   1,047           10,564
MeadWestvaco Corp.                                       1,955           67,917
Millipore Corp.                                            916           47,815
Newmont Mining Corp.                                     2,278           54,945
Novellus Systems Inc.*                                   1,557           66,313
Nucor Corp.                                                848           47,912
Pactiv Corporation*                                      1,923           36,595
Phelps Dodge Corp.                                         935           35,446
Placer Dome Inc.                                         4,418           51,337
Plum Creek Timber Co Inc (REIT)                          2,200           68,090
PPG Industries Inc.                                      2,255          115,794
Praxair Inc.                                             1,510           87,429
Pulte Corp.                                              1,000           51,940
Rohm & Haas Co.                                          2,627          100,903
Sealed Air Corp.*                                        1,316           59,194
Sherwin-Williams Co.                                     1,667           44,042
Sigma-Aldrich                                              962           43,858
Temple-Inland Inc.                                         536           29,850
Textron Inc.                                             2,130          101,239
United States Steel Corp                                   819           14,513
Waters Corp.*                                            1,800    $      56,250
Weyerhaeuser Co.                                         2,767          171,056
Worthington Industries                                     880           12,945
                                                                  -------------
Total Manufacturing                                                   6,010,943
                                                                  -------------
Service (1.18%)
Automatic Data Processing                                7,731          407,501
Block H & R Inc.                                         1,998          100,799
Cendant Corporation*                                     9,437          164,298
Convergys Corp.*                                         1,800           54,882
Equifax Inc.                                             1,343           40,290
First Data Corp.                                         4,647          378,823
Fiserv, Inc.*                                            2,400          102,576
Jabil Circuits, Inc.*                                    2,200           41,030
Mercury Interactive Corp.*                               1,000           33,880
Moody's Corp.                                            1,642           60,754
Palm Inc*                                                6,893           20,817
Quintiles Transnational Corp.*                           2,482           41,226
Robert Half Intl.*                                       2,116           55,037
TMP Worldwide Inc.*                                      1,300           36,296
Waste Management Inc                                     6,326          166,437
                                                                  -------------
Total Service                                                         1,704,646
                                                                  -------------
Technology (15.19%)
ADC Telecommunications Inc.*                             7,484           26,942
Adobe Systems Inc                                        2,666           96,989
Advanced Micro Devices*                                  2,638           35,613
Agilent Technologies Inc.*                               4,812          149,894
Altera Corp*                                             4,480           85,434
American Power Conversion*                               2,200           28,798
Amgen Inc.*                                             12,671          734,665
Analog Devices Inc.*                                     4,218          156,952
Andrew Corp*                                               863           14,507
AOL Time Warner Inc.*                                   54,683        1,356,138
Apple Computer Inc.*                                     3,884           84,283
Applied Biosystems Group - Applera Corp                  2,528           57,133
AT&T Wireless Services Inc*                             31,848          321,346
Avaya Inc.*                                              3,178           17,002
Biogen Inc.*                                             1,802           95,776
BMC Software Inc.*                                       2,825           45,341
Boeing Co.                                              10,676          490,669
Broadcom Corp.*                                          2,600           79,690
Chiron Corp.*                                            2,192           95,177
Ciena Corp.*                                             3,800           29,488
Cisco Systems Inc.*                                     88,460        1,262,324
Compaq Computer Corp.                                   20,249          205,325
Compuware Corp.*                                         5,061           57,746
Conexant Systems Inc.*                                   2,898           29,676
Electronic Data Systems Corp                             5,675          334,995
General Dynamics Corp.                                   2,503          227,473
Genzyme Corp.*                                           2,450          108,731
Hewlett-Packard Co                                      24,134          485,576
Honeywell International Inc                             10,411          396,867
Intel Corp.                                             81,560        2,328,538
International Business Machines Corp.                   20,520        2,013,422
Intuit Inc.*                                             2,510           95,104
JDS Uniphase Corp.*                                     15,850           76,873
King Pharmaceuticals Inc.*                               2,666           82,806
Kla-Tencor Corp.*                                        1,982          114,778
Lexmark International Inc.*                              1,513           75,211
Linear Technology Corp.                                  3,400          125,222
Lockheed Martin Corporation                              5,176          291,978
LSI Logic Corp.*                                         5,128           76,869
Lucent Technologies Inc.                                38,182          213,437
Maxim Integrated Products*                               3,200          146,432
Micron Technology Inc.*                                  6,724          216,177
Microsoft Corp.*                                        65,813        3,839,530
Motorola Inc.                                           25,622          333,086
Mykrolis Corp.*                                            620            6,571
National Semiconductor Corp.*                            1,773           44,591
Network Appliance Inc.*                                  3,502           55,997
Nextel Communications Inc.*                              8,922           44,521

--------------------------------------------------------------------------------
S&P 500 INDEX FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Nortel Networks Corporation                             32,600    $     165,282
Northrop Grumman Corp.                                   1,214          129,947
Novell Inc.*                                             3,846           15,730
Nvidia Corp.*                                            1,700           86,717
Oracle Corporation*                                     67,760        1,126,171
Parametric Technology Corp.*                               272            2,002
Peoplesoft Inc.*                                         3,478          101,105
PerkinElmer Inc.                                           914           21,022
Pitney Bowes Inc.                                        3,528          147,188
PMC - Sierra Inc.*                                       1,950           28,490
Qlogic Corp.*                                            1,100           40,975
Qualcomm Inc.*                                           9,106          302,775
Rational Software Corp.*                                 2,310           42,874
Raytheon Company                                         3,592          138,974
Rockwell Collins                                         2,312           53,754
Rockwell International Corp.                             2,312           45,662
Sanmina Corp.*                                           3,324           33,739
Sapient Corp.*                                           1,200            5,268
Scientific-Atlanta Inc.                                  1,498           33,510
Siebel Systems Inc*                                      4,620          128,251
Solectron Corp.*                                         9,312           77,010
Sun Microsystems Inc.*                                  38,460          327,295
Symbol Technologies, Inc.                                2,992           25,821
Tektronix Inc.*                                          1,446           34,574
Tellabs Inc.*                                            4,886           50,130
Texas Instruments Inc.                                  20,378          598,094
Thomas & Betts Corp.                                       658           12,568
Unisys Corporation*                                      1,823           20,235
United Technologies Corp.                                6,223          453,968
Veritas Software Corp.*                                  4,315          153,139
Vitesse Semiconductor*                                   1,998           14,026
Xerox Corp.*                                             6,311           61,280
Xilinx Inc.*                                             3,722          133,694
Yahoo Inc*                                               6,700           96,882
                                                                  -------------
Total Technology                                                     21,999,845
                                                                  -------------
Transportation (1.06%)
AMR Corp/Del*                                            2,229           58,177
Burlington Northern Santa Fe Corp.                       5,996          174,004
Conoco Inc.                                              7,985          220,865
CSX Corporation                                          2,450           92,463
Delta Air Lines Inc.                                     1,674           57,753
FedEx Corporation*                                       2,955          170,976
Harley-Davidson Inc.                                     3,706          189,970
Navistar International*                                    634           26,958
Norfolk Southern Corp.                                   4,834          115,001
Ryder System Inc.                                          775           21,778
Southwest Airlines                                       7,141          150,747
Stilwell Financial Inc                                   2,624           59,853
Union Pacific Corp.                                      3,261          197,845
US Airways Group Inc.*                                     762            4,054
                                                                  -------------
Total Transportation                                                  1,540,444
                                                                  -------------
Utility (5.84%)
Allegheny Power System                                   1,370    $      47,361
Alltel Corp.                                             3,768          209,689
Ameren Corporation                                       1,519           61,884
American Electric Power                                  3,383          148,345
AT&T Corp.                                              39,653          616,208
Bellsouth Corporation                                   22,810          884,116
Calpine Corp.*                                           3,290           24,182
CenturyTel Inc.                                          1,681           55,809
Cinergy Corp.                                            1,534           48,781
Citizens Communications Company*                         3,100           28,241
CMS Energy Corp.                                           117            2,551
Consolidated Edison Inc.                                 2,663          108,650
Constellation Energy Group Inc.                          1,431           41,327
Dominion Resources Inc/Va                                3,077          179,328
DTE Energy Company                                       1,456           60,308
Duke Energy Corp                                         9,394          331,608
Edison International*                                    4,161           65,744
Entergy Corp.                                            2,229           92,013
Exelon Corp.                                             3,946          194,459
FirstEnergy Corporation                                  4,150          151,890
FPL Group Inc.                                           2,341          124,331
KeySpan Corporation                                      1,500           48,075
Mirant Corp*                                             3,499           30,371
NCR Corporation*                                         1,097           45,855
NI Source, Inc.                                          1,484           31,149
Nicor Inc.                                                 477           19,962
Noble Drilling Corp.*                                    1,560           54,959
Peoples Energy Corp.                                       336           12,482
PG&E Corp*                                               5,378          114,067
PPL Corporation                                          1,545           50,382
Progress Energy Inc.                                     3,010          134,667
Public Service Enterprise Group                          2,341           98,720
Reliant Energy Inc.                                      3,690           76,752
SBC Communications Inc.                                 40,263        1,523,552
Sempra Energy                                            2,955           65,956
Southern Co.                                             8,800          223,520
Sprint Corp. (FON Group)                                11,140          156,963
Sprint Corp. (PCS Group)*                               10,340           95,645
Teco Energy, Inc.                                        2,000           49,960
TXU Corporation                                          3,244          165,022
Verizon Communications                                  32,587        1,525,072
Williams Cos. Inc.                                       6,179           95,466
Worldcom Inc*                                           33,881          254,785
XCEL Energy Inc.                                         3,890           91,980
                                                                  -------------
Total Utility                                                         8,442,187
                                                                  -------------

Total Common Stock (Cost $90,554,921)                               119,777,998
                                                                  -------------

  Par Value
  ---------
Short-Term Investments (17.20%)
$ 19,000,000   United States Treasury Bills 2.40% 03/14/02 (b)       18,988,590
   2,955,875   First American Prime Obligation Fund                   2,955,875
   2,955,948   First American Government Obligation Fund              2,955,948
                                                                  -------------
               Total Short-Term Investments (Cost $24,900,413)       24,900,413
                                                                  -------------
               Total Investments (Cost $115,455,334)(a) (99.92%)    144,678,411
               Other Net Assets (0.08%)                                 122,178
                                                                  -------------
                  Net Assets (100.00%)                            $ 144,800,589
                                                                  =============
----------------------
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $115,455,334. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

--------------------------------------------------------------------------------
S&P 500 INDEX FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------
               Unrealized appreciation                            $  40,568,704
               Unrealized depreciation                              (11,345,627)
                                                                  -------------
                  Net unrealized appreciation                     $  29,223,077
                                                                  =============

(b At February 28, 2002, certain United States Treasury Bills with a market value of $1,948,772 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2002: (Contracts-$250 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                  --------------
               S&P 500 Index:
               90/Mar 02/Long                                     $    (430,610)
                                                                  =============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2002
                                  (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Common Stock (86.74%)
Banking & Financial Service (16.82%)
Allmerica Financial Corp.                                5,070    $     220,444
American Fin. Group, Inc.                                6,200          163,184
Americredit Corp.*                                       8,370          195,440
Associated Banc Corp.                                    6,180          226,559
Astoria Financial Corp.                                 10,000          298,100
Banknorth Group Inc.                                    16,200          404,838
Certegy Inc*                                             7,071          262,688
Check Free Holding Corp.*                                7,600          106,020
City National Corp.                                      4,884          248,205
Commerce Bank Corp.                                      6,471          269,194
Compass Bancshares, Inc.                                12,200          365,390
E*Trade*                                                37,870          306,747
Eaton Vance Corp.                                        6,860          262,052
Edwards AG                                               8,257          337,298
Everest Re Holdings                                      4,900          356,965
Fidelity National Fin., Inc.                             8,076          214,176
First Tennesse Ntl., Corp.                              12,610          435,045
First Virginia Banks, Inc.                               4,530          239,456
FirstMerit Corp.                                         8,838          241,984
Gallagher, Arthur J. & Co.                               7,876          274,557
Gartner Group, Inc. Cl B*                                7,001           80,231
Golden State Bancorp Inc.                               12,500          381,000
Greater Bay Bancorp                                      4,720          150,332
Greenpoint Fin. Corp.                                   10,100          444,400
HCC Insurance Holdings Inc.                              5,900          166,262
Hibernia Bank                                           16,200          298,080
Horace Mann Educators                                    3,950           89,033
Hospitality Properties Trust                             5,200          165,880
Independence Community Bank                              5,500          151,250
IndyMac Bancorp Inc.*                                    6,100          149,938
Investment Tech. Group, Inc.*                            4,550          211,211
Investors Financial Services Corp.                       3,040          211,219
LaBranche & Co Inc.*                                     6,000          187,500
Legg Mason, Inc.                                         5,992          314,101
M&T Bank Corporation                                     9,474          724,761
Mercantile Bankshares Corp.                              7,000          306,670
Metris Companies Inc.                                    5,900           96,052
Mony Group Inc.                                          4,700          185,556
National Commerce Financial Corp                        20,407          537,724
NCO Group, Inc.*                                         2,600           65,078
Neuberger Berman Inc.                                    7,100          299,762
New Plan Excel Realty Trust                              7,700          153,230
New York Community Bancorp Inc.                         10,200          299,268
North Fork Bancorp                                      16,711          577,866
Ohio Causualty Corp.*                                    6,900          129,306
Old Republic                                            12,700          405,892
Pacific Century Financial                                8,800          222,816
Protective Life Corp.                                    6,600          204,996
Provident Financial Group                                4,800          116,592
Radian Group Inc.                                        8,766          409,109
Roslyn Bancorp, Inc.                                     9,895          198,692
RSA Security Inc.*                                       5,575           53,074
SEI Investments Co.                                     11,094    $     440,432
Silicon Valley Bancshares*                               4,800          133,248
Sovereign Bancorp, Inc.                                 24,890          315,356
Stancorp Financial Group                                 2,900          156,165
TCF Financial Corp.                                      7,789          400,355
The PMI Group, Inc.                                      4,350          308,198
Unitron, Inc.                                            6,600          260,568
Waddell & Reed Financial Inc.                            7,800          240,318
West America Bancorp                                     3,800          156,294
Wilmington Trust Corp.                                   3,700          242,683
                                                                  -------------
Total Banking & Financial Service                                    16,068,840
                                                                  -------------
Capital Good (4.69%)
AGCO Corp.                                               6,700          150,482
Albany Intl. Corp. Cl A                                  2,868           77,207
Ametek, Inc.                                             3,500          120,820
Borg-Warner Automotive                                   2,550          153,383
Cirrus Logic, Inc.*                                      8,650          133,470
Credence Systems Corp*                                   5,500           86,240
Donaldson Co. Inc.                                       5,200          187,980
Dycom Industries*                                        4,300           65,145
Federal Signal                                           4,500          116,550
Flowserve Corp.*                                         4,236          118,523
Hubbell, Inc. Cl. B                                      5,630          180,104
Integrated Device Tech.*                                10,110          258,513
International Rectifier Corp.*                           5,794          212,756
Jacobs Engineering Group*                                2,700          182,115
L-3 Communications Holdings*                             3,800          417,430
Modine Manufacturing Co.                                 3,400           91,766
Packaging Corporation Of America*                       10,700          205,226
Plexus Corp.*                                            4,156           89,396
Rayonier, Inc.                                           3,100          156,798
Republic Services Inc.*                                 16,800          301,560
SPX Corp.*                                               3,850          487,064
Stewart & Stevenson Svcs                                 3,300           51,249
Tecumseh Prod. Co. Cl. A                                 2,000          100,400
Trinity Industries                                       4,100           89,913
UCAR Intl.*                                              4,500           48,465
Vishay Intertech., Inc.*                                14,064          249,073
York Intl. Corp. New Com                                 4,300          150,500
                                                                  -------------
Total Capital Good                                                    4,482,128
                                                                  -------------
Consumer Cyclical (5.19%)
Abercrombie & Fitch*                                    10,770          286,913
Bandag Inc.                                              1,790           65,425
Barnes & Noble, Inc.*                                    6,900          213,831
BJ'S Wholesale Club*                                     7,300          300,395
Cabot Microelectronics Corp.*                            2,102          115,694
Callaway Golf Co.                                        7,700          143,297
Carlisle Cos., Inc.                                      3,200          120,000
Claire's Stores, Inc.                                    5,450          103,332
Clayton Homes, Inc.                                     15,201          231,055
Copart Inc.*                                             7,010          121,904
D.R. Horton, Inc.                                        1,400           55,860

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Dollar Tree Stores Inc.*                                10,950    $     350,838
Fastenal Co.                                             4,000          298,960
Furniture Brands Intl. Inc.*                             5,200          198,380
Gentex Corp.*                                            6,846          207,845
Lear Corp.*                                              6,630          296,361
Martin Marietta Materials                                4,400          183,700
Mohawk Inds.*                                            5,211          327,928
Neiman-Marcus Group, Inc.*                               4,700          163,889
Payless Shoesource*                                      2,184          129,817
Superior Industries                                      3,100          139,500
Teleflex, Inc.                                           3,800          187,644
The Timberland Co.*                                      3,738          132,624
UNIFI, Inc.*                                             4,700           34,216
VISX, Inc.*                                              6,030           90,631
Webster Financial Corp.                                  4,500          157,770
William Sonoma, Inc.*                                    6,534          296,317
                                                                  -------------
Total Consumer Cyclical                                               4,954,126
                                                                  -------------
Consumer Non-Durable (23.63%)
99 Cents Only Stores*                                    5,139          175,240
Activision Inc*                                          5,200          148,512
American Eagle Outfitters*                               7,800          194,766
Apogent Technologies Inc.*                              10,130          243,221
Appria Healthcare Group*                                 5,500          118,745
Banta Corp.                                              3,100          103,478
Barr Laboratories Inc.*                                  4,215          287,674
Belo (A.H.) Corp. Sr. A                                 10,580          232,231
Bisys Group Inc.*                                       11,488          361,642
Bob Evans Farms                                          3,700          102,601
Brinker International*                                  10,115          347,349
Catalina Marketing Corp.*                                5,172          186,606
CBRL Group Inc.                                          6,200          190,278
Ceridian Corp*                                          14,626          272,044
Church and Dwight                                        3,700          114,330
Colonial Bancgroup Inc                                  11,000          156,970
Covance, Inc.*                                           6,200          110,050
Dentsply Intl., Inc.                                     7,950          263,702
Devrey, Inc.*                                            7,154          231,647
Dial Corp.                                               8,840          148,512
Dole Food Co.                                            6,400          188,992
Dreyer Grand Ice Cream                                   2,800          122,388
Dun & Bradstreet Corp.*                                  8,121          318,343
Education Management Corp.*                              3,000          118,740
Edwards Lifesciences Corp.*                              6,086          173,634
Emmis Communications Corp.*                              4,900          131,418
Energizer Holdings, Inc.*                                8,292          181,014
Entercom Communications Corp.*                           4,500          230,445
Express Scripts, Inc.*                                   8,192          424,100
Extended Stay America Inc.*                              8,700          146,856
First Health Group Corp.*                                9,500          218,310
Gilead Services, Inc.*                                   9,540          672,188
Glatfelter (P.H.) Co.                                    4,400           75,900
Gtech Holdings Corp.*                                    3,478          185,517
Harte Hanks, Inc.                                        5,700          172,425
Health Net Inc.*                                        12,400          300,576
Henry Schein Inc.*                                       4,000          172,040
Hispanic Broadcasting Corp.*                            10,800          281,556
Hon Inds                                                 5,900          159,949
Hormel Foods Corp.                                      13,200          361,284
ICN Pharmeceuticals                                      7,758          216,060
Idec Pharmaceuticals Corp.*                             14,510          911,518
Incyte Genomics, Inc.*                                   6,260           68,797
Int'l Speedway Corp.                                     5,000          219,700
Interstate Bakeries Corp.                                4,522          114,090
IVAX Corp.*                                             19,162          325,754
Lancaster Colony Corp.                                   4,131          138,182
Lands End *                                              3,000          146,760
Lee Enterprises                                          4,600          164,910
LifePoint Hospitals Inc*                                 3,790          124,464
Lincare Holdings Inc.*                                  11,396          286,723
Longs Drug Stores Inc.                                   3,580           93,796
Mandalay Resorts Co.*                                    7,700          225,610
McCormick & Co.                                          7,360    $     360,640
Media General, Inc. Cl. A                                2,800          158,816
Miller (Herman), Inc.                                    8,700          202,362
Millinium Pharmeceuticals*                              26,891          505,013
MPS Group Inc.*                                          8,900           58,651
Mylan Laboratories                                      12,270          372,763
Noble Affiliates                                         5,600          202,720
NSTAR- W/I                                               6,000          263,040
Omnicare, Inc.                                           9,430          199,445
Outback Steakhouse, Inc.*                                7,800          278,148
Oxford Health Plans*                                     9,270          336,965
Pacific Health Systems*                                  3,256           48,026
Papa Johns Int'l., Inc.*                                 2,280           59,075
Park Place Entertainment*                               28,230          275,807
Patterson Dental Co.*                                    6,362          258,106
Perrigo Co.*                                             6,880           76,987
Pittston Brink's Group                                   5,159          119,844
Price Communications Corp.*                              5,300           96,990
Quest Diagnostics, Inc.*                                 9,600          680,736
Readers Digest Assoc                                     8,900          185,832
RJ Reynolds Tobacco Hldgs                               10,466          687,093
Ross Store, Inc.                                         8,086          291,581
Ruddick Corp.                                            4,400           66,572
Saks Holding, Inc.*                                     15,960          183,540
Sensient Technologies Corp.                              4,800          102,192
Sepracor Inc. *                                          7,800          335,556
Six Flags, Inc.*                                         8,400          123,900
Smithfield Foods, Inc.*                                 11,182          276,195
Smucker (J.M.) Co. Cl. A                                 2,700           94,338
Steris Corp.*                                            6,740          138,305
Sungard D.S., Inc.*                                     26,476          817,314
Tootsie Roll Inds                                        4,932          218,734
Triad Hospitals Inc*                                     6,757          206,764
Trigon Healthcare Inc.*                                  3,600          258,120
Tyson Foods, Inc. Cl. A                                 31,254          405,989
Universal Corp.                                          3,400          124,848
Universal Hlth Srvs-B*                                   6,000          230,940
Valassis Communications*                                 5,708          219,530
Vertex Pharmaceuticals Inc.*                             7,538          164,404
Viad Corp.                                               9,700          241,530
Wallace Comp. Services                                   4,700           87,796
Washington Post, Class B                                   917          524,322
Westwood One, Inc.*                                     10,510          375,943
                                                                  -------------
Total Consumer Non-Durable                                           22,577,109
                                                                  -------------
Energy (5.03%)
BJ Services*                                            15,700          520,455
Ensco Intl., Inc.                                       13,010          331,365
Equitable Resources Inc.                                 6,500          212,420
Grant Prideco, Inc.*                                     9,856          123,299
Hanover Compressor Co.*                                  6,100          107,055
Helmerich & Payne                                        5,040          170,050
Murphy Oil Corp.                                         4,100          353,338
National Fuel Gas Co.                                    7,300          178,485
Ocean Energy, Inc.                                      16,019          292,347
Patterson-UTI Energy Inc.*                               7,800          190,866
Pennzoil-Quaker State Co.                                6,894           97,205
Pioneer Nat. Resources*                                  9,960          197,407
Pride International Inc.*                               13,161          169,514
Questar                                                  7,600          169,708
Sequa Corp.*                                               900           44,244
Smith International, Inc.*                               4,800          310,320
Tidewater, Inc.                                          5,300          206,594
Valero Energy Corp.                                     11,599          496,785
Weatherford Intl.*                                      11,346          523,051
Western Gas Resources Inc                                3,300          105,798
                                                                  -------------
Total Energy                                                          4,800,306
                                                                  -------------
Manufacturing (8.43%)
Advanced Fibre Communication*                            8,400          136,500
Airgas, Inc.*                                            6,500          114,400
AK Steel Holding Corp.                                  10,230          143,118

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Albemarle Corp.                                          5,400    $     128,034
American Standard Co.*                                   7,200          470,160
Arch Coal Inc                                            5,260           95,469
Avocent Corp.*                                           3,946           92,968
Bowater, Inc.                                            5,000          257,750
Cabot Corp.                                              6,800          222,224
Carpenter Technology                                     2,000           48,080
CDW Computer Centers*                                    8,380          442,464
Coach Inc*                                               4,500          224,370
Cooper Cameron Corp.*                                    5,020          225,398
Crompton & Knowles Corp.                                10,059           99,986
Cytec Inds.*                                             3,700          100,455
Dean Foods Co.*                                          4,208          301,587
FEI Company*                                             3,200           91,680
Ferro Corp.                                              3,700           99,012
FMC Corp.*                                               3,031          114,420
FMC Technologies Inc.*                                  11,196          208,358
Fuller (H.B.) Corp.                                      2,900           77,372
Harsco Corp.                                             4,700          174,464
Hillenbrand Industries                                   6,090          365,339
IMC Global, Inc.                                        10,800          143,640
Kaydon Corp.                                             3,000           74,940
Kemet Corp.*                                             8,526          138,889
Kennametal, Inc.                                         2,800          108,192
Lam Research Corp.*                                     11,500          248,860
Legato Systems Inc.*                                     9,400           90,710
Lennar Corp.                                             6,100          336,781
Longview Fibre Co.                                       5,600           58,520
Lubrizol Corp.                                           5,800          190,820
Lyondell Petrochemical                                  10,700          167,241
Macromedia, Inc.*                                        6,100          106,750
McData Corp.*                                           10,900          171,784
Minerals Technology, Inc.                                2,300          117,162
National-Oilwell Inc.*                                   7,000          146,370
Nordson Corp.                                            3,400           92,582
Olin Corp.                                               5,000           84,450
Pentair, Inc.                                            4,600          179,400
Plantronics Inc.*                                        4,500           90,000
Potlatch Corp.                                           3,029           89,689
Quantum Corp.*                                          14,030          124,867
RPM, Inc. Ohio                                          10,318          172,311
Schulman (A.), Inc.                                      3,800           69,464
Solutia, Inc.                                            9,370           63,716
Sonoco Products, Inc.                                    9,362          258,859
Storage Tech. Corp.*                                    11,448          219,802
Valspar Corp.                                            4,600          203,688
Wausau Paper Mills Co.                                   6,142           69,957
                                                                  -------------
Total Manufacturing                                                   8,053,052
                                                                  -------------
Service (2.61%)
Alexander & Baldwin, Inc.                                4,400          108,944
American W.W., Inc.                                      9,500          409,545
Apollo Group Inc.*                                      11,720          569,006
Forest Oil Corp.*                                        4,600          118,174
Kelly Services, Inc. Cl. A                               3,700           93,499
ManPower, Inc.                                           7,400          248,122
Newport Corp.                                            3,400           64,294
Rollins, Inc.                                            3,500           70,105
Scholastic Corp.*                                        3,200          160,480
Sotheby's*                                               5,800           86,710
Tech Data Corp. *                                        5,469          250,480
United Rentals Inc*                                      6,800          165,444
Varco Intl., Inc.*                                       8,992          143,872
                                                                  -------------
Total Service                                                         2,488,675
                                                                  -------------
Technology (12.74%)
3COM Corp.*                                             33,000          158,400
Adtran, Inc.*                                            3,750           90,375
Advent Software Inc*                                     3,100          150,381
Affiliated Computer Svcs*                               11,540          564,421
Arrow Electronics, Inc.*                                 9,474          253,903
Arvin Inds., Inc.                                        6,059          170,803
Ascential Software Corp*                                24,231    $      94,501
Atmel Corp.*                                            47,820          345,739
Avnet, Inc.                                             11,027          289,569
Axiom Corp.*                                             8,350          121,910
Beckman Coulter, Inc.                                    6,200          295,554
Borders Group*                                           8,020          171,548
Cadence Design Sys., Inc.*                              24,440          516,906
Choicepoint Inc.*                                        5,659          301,059
Commscope, Inc.*                                         4,800           79,200
Cree Inc.*                                               7,200          101,304
CSG Systems International, Inc.*                         5,100          159,018
Cypress Semiconductor*                                  12,010          238,399
Cytyc Corporation*                                      11,000          258,060
Diebold                                                  7,400          270,100
DSP Group, Inc.*                                         2,600           52,364
DST Systems, Inc.*                                      12,600          525,294
Electronic Arts*                                        13,450          723,879
Enterasys Networks Inc*                                 17,200           61,060
Fairchild Semiconductor International Inc.*             15,500          399,125
Granite Construction, Inc.                               4,337           93,376
Harris Corp.                                             6,580          225,365
Henry (Jack) & Associates                                9,192          199,466
Imation Corp.*                                           4,200           98,616
InFocus Corporation*                                     3,555           61,715
Internet Security Systems*                               4,500          106,695
Keane, Inc.*                                             7,410          118,560
Korn/Ferry International*                                3,800           26,600
Lattice Semiconductor Corp.*                            10,600          182,108
Leucadia National Corp.                                  5,400          171,450
LTX Corp.*                                               4,800          103,680
Macrovision Corp.*                                       4,900          114,415
Mentor Graphics*                                         6,700          145,457
Microchip Tech*                                         12,441          425,233
MIPS Technologies Inc.*                                  3,700           22,237
National Instruments Corp.*                              5,107          186,865
Network Associates, Inc.*                               14,690          348,447
Polycom*                                                10,000          243,400
Powerwave Technologies, Inc.*                            6,300           82,089
Precision Castparts                                      5,100          164,475
Protein Design Labs Inc.*                                8,696          138,006
Quanta Services, Inc.*                                   6,700          103,314
Retek, Inc.*                                             4,932           98,739
Reynolds & Reynolds Class A                              8,500          249,475
RF Micro Devices Inc.*                                  16,000          250,240
Sandisk Corp.*                                           7,100          104,441
Semtech Corp.*                                           6,800          205,224
Sybase, Inc.*                                           10,200          172,074
Sykes Corp.*                                             3,900           32,370
Sylvan Learning Systems, Inc.*                           3,600           92,520
Symantec Corp.*                                         15,360          553,882
Synopsys, Inc.*                                          6,109          287,734
Titan Corp.*                                             5,930          106,740
Transaction Systems Archit A*                            3,600           35,820
Transwitch Corp.*                                        7,500           21,525
Triquint Semiconductor*                                 12,237          110,745
Wind River Systems*                                      8,000           92,720
                                                                  -------------
Total Technology                                                     12,168,690
                                                                  -------------
Transportation (1.62%)
Airborne Inc                                             4,300           77,744
Alaska Airgroup, Inc.*                                   2,540           78,867
Atlas Air, Inc.*                                         3,500           31,570
C.H. Robinson Worldwide, Inc.                            7,800          226,980
CNF Transportation, Inc.                                 4,600          142,646
EGL Inc.*                                                3,920           41,826
Expeditors International Washington Inc.                 4,940          269,329
Gatx Corp.                                               4,900          150,038
Hunt (J.B.)*                                             3,900           91,533
Overseas Shipholding Grp                                 3,300           66,924
PepsiAmericas Inc.                                      14,820          203,330
Swift Transportation, Inc.*                              7,800          169,182
                                                                  -------------
Total Transportation                                                  1,549,969
                                                                  -------------

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Utility (5.98%)
AGL Resources                                            5,300    $     117,925
Allete                                                   7,600          217,284
Alliant Energy                                           8,536          247,629
Black Hills Corp.                                        2,400           66,432
Blyth Industries, Inc.                                   4,530           96,806
Broadwing, Inc.*                                        19,680          123,590
Cleco Corporation                                        3,900           84,240
Connectiv, Inc.                                          9,500          234,555
DPL Inc.                                                12,420          287,026
DQE, Inc.                                                5,310          108,855
Energy East Corporation                                 12,249          239,100
Great Plains Energy Inc.                                 6,600          168,498
Hawaiian Electric Inds                                   3,100          132,804
Idacorp Inc.                                             3,500          133,875
MDU Resources Group Inc                                  6,900          201,135
Micrel, Inc.*                                            8,600          172,688
Northeast Utilities                                     13,000    $     238,940
OGE Energy Corp.                                         8,400          184,212
Oneok Inc.                                               5,644          102,947
PNM Resources Inc.                                       3,800          102,372
Potomac Electric Power Co.                              11,533          253,265
Puget Energy Inc.                                        8,627          186,343
SCANA Corp.                                             10,273          285,076
Sierra Pacific Resources                                 9,374          151,390
Telephone & Data                                         5,880          512,442
Utilicorp United, Inc.                                  12,200          268,888
Vectren Corp.                                            6,200          155,000
Western Resources, Inc.                                  7,000          119,000
WGL Holdings Inc.                                        4,200          112,140
Wisc. Energy Corp.                                      12,100          292,457
WPS Resources Corp.                                      3,050          118,727
                                                                  -------------
Total Utility                                                         5,715,641
                                                                  -------------
Total Common Stock (Cost $72,898,266)                                82,858,536
                                                                  -------------

  Par Value
  ---------
Short-Term Investments (13.25%)
$  8,800,000   United States Treasury Bills (2.40%) 03/14/02 (b)      8,794,784
   1,929,648   First American Prime Obligation Fund                   1,929,648
   1,929,694   First American Government Obligation Fund              1,929,694
                                                                  -------------
               Total Short-Term Investments (Cost $12,654,126)       12,654,126
                                                                  -------------
               Total Investments (Cost $85,552,392)(a) (99.99%)      95,512,662
               Other Net Assets (0.01%)                                  11,119
                                                                  -------------
                  Net Assets (100.00%)                            $  95,523,781
                                                                  =============
-------------------
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $85,552,392. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                            $  16,017,306
               Unrealized depreciation                               (6,057,036)
                                                                  -------------
                  Net unrealized appreciation                     $   9,960,270
                                                                  =============

(b) At February 28, 2002, certain United States Treasury Bills with a market value of $999,370 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2002: (Contracts-$500 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                  --------------
               S&P MidCap 400 Index:
               49/Mar 02/Long                                     $      26,584
                                                                  =============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                2/28/2002
                                  (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Common Stock (97.16%)
Banking & Financial Service (11.16%)
American Financial Holdings Inc                            855    $      22,854
Anchor Bancorp WI, Inc.                                    720           13,788
Boston Private Financial Holdings Inc                      600           13,734
Cash American Intl., Inc.                                  892            7,047
Chemfirst, Inc.                                            717           17,746
Chittenden Corp.                                         1,690           46,391
Colonial Properties Trust                                  600           19,866
Commercial Federal Corp.                                 2,735           68,375
Community First Bankshares                               2,140           54,056
Cullen/Frost Bankers, Inc.                               2,330           80,269
Delphi Financial Group, Inc.                               637           23,690
Dime Community Bancshares                                  550           16,115
Downey Financial Corp.                                   1,423           67,564
East-West Bancorp Inc                                      670           19,397
Financial Federal Corp.*                                   670           19,799
First American Finl.Corp                                 2,997           59,311
First Midwest Bancorp Inc./IL                            2,507           71,826
First Republic Bank*                                       570           15,419
Firstbank Puerto Rico                                    1,006           28,067
Firstfed Financial Corp*                                   715    $      18,876
Fremont General Corp.                                    2,050           10,824
GBC Bancorp/California                                     400           13,096
Hudson United Bancorp                                    2,323           71,316
Jefferies Group, Inc.                                    1,140           49,442
Kilroy Realty Corp                                         800           20,840
Landamerica Financial Group Inc.                           680           20,380
Macdermid, Inc.                                          1,120           23,240
MAF Bancorp, Inc.                                        1,380           44,146
Mercury Computer Systems Inc.*                           1,090           34,945
Mutual Risk Mgmt., Ltd.                                  1,626            1,902
Oshkosh Truck Corp.                                        830           43,658
Philadelphia Consolidated Holding Co.*                     690           28,373
Presidential Life Corp                                   1,100           22,803
PRG-Schultz International Inc*                           1,710           17,134
Provident Bankshares Corp.                               1,055           25,489
Raymond James Fncl. Corp.                                2,255           71,709
Riggs Natl Corp.                                         1,178           16,845
RLI Corp.                                                  470           23,265
Scpie Holdings Inc.                                        540            9,974
Selective Insurance Group                                  967           21,632

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Shurgard Storage Centers Inc.                              900    $      29,655
South Financial Group Inc (The)                          1,440           27,720
Southwest Bancorp Of Texas*                              1,500           46,125
Staten Island Bancorp Inc.                               3,540           65,667
Sterling Bancshares Inc./Tx                              1,120           14,885
Stewart Information Services Corp.*                        510            8,670
SWS Group Inc.                                             644           12,397
Trenwick Group, Ltd.                                     1,318           10,808
Trustco Bank Corp. NY                                    3,416           43,793
UCBH Holdings Inc.                                         680           22,637
United Bankshares Inc.                                   2,120           60,780
Washington Federal Inc.                                  3,133           81,270
Whitney Holding Co.                                      1,286           59,902
Zenith Ntnl. Ins. Corp.                                    790           23,147
                                                                  -------------
Total Banking & Financial Service                                     1,762,659
                                                                  -------------
Capital Good (7.67%)
Aeroflex Inc.*                                           2,380           23,443
Applied Industrial Tech                                    653           12,394
Astec Industries Inc.*                                     750           11,475
Belden, Inc.                                               804           16,989
Benchmark Elec. Inc.*                                      760           20,064
BMC Industries Inc-Minn                                    627            1,223
Briggs & Stratton                                          993           46,820
Brooks Automation Inc.*                                    670           29,326
Cable Design Tech.*                                      1,745           20,242
CDI Corp.*                                                 765           16,142
CTS Corp.                                                1,128           15,679
Cymer Inc.*                                              1,520           55,678
EMCOR Group Inc.*                                          550           29,035
Exar Corp*                                               1,860           34,112
Gardner Denver, Inc.*                                      760           15,056
Graco, Inc.                                              1,497           61,452
Ionics, Inc.*                                              560           17,982
JLG Industries, Inc.                                     1,600           22,528
Lawson Products                                            500           13,990
Lindsay Manufacturing Co.                                  499           10,729
Manitowoc Company, Inc.                                  1,217           44,055
Massey Energy Co.                                        3,417           48,316
Milacron Inc.                                            1,097           13,943
PAXAR Corp.*                                             1,505           24,607
Pioneer Standard Elec                                    1,092           13,071
Polaris Industries, Inc.                                 1,130           63,077
Radisys Corp*                                              560            9,755
Robbins & Myers                                            596           14,781
Shaw Group Inc. (The)*                                   1,530           37,164
Steel Dynamics Inc.*                                     1,590           21,608
Technitrol                                               1,628           35,458
Timken Co.                                               2,453           44,031
Trimble Navigation Ltd.*                                 1,047           13,611
Triumph Group Inc.*                                        610           21,594
Ultimate Electronics Inc.*                                 360            8,539
Unisource Energy Corp.                                   1,160           20,578
URS Corp.*                                                 660           20,658
Varian Medical Systems Inc.*                             3,160          127,601
Varian Semiconductor Equipment*                          1,580           53,752
Vicor Corp.*                                             1,506           18,449
Wabash Natl. Corp.                                         888            9,759
Waste Connections Inc.*                                  1,050           32,865
Watts Industries Inc.                                      890           14,107
Woodward Governor Co                                       450           26,015
                                                                  -------------
Total Capital Good                                                    1,211,753
                                                                  -------------
Consumer Cyclical (11.60%)
ABM Industries, Inc.                                       990           32,373
Apogee Enterprises, Inc.                                 1,040           11,700
Aptargroup, Inc.                                         1,600           55,360
Brown Shoe Company Inc.                                    741           12,819
Burlington Coat Factory Wrhs                             1,740           31,564
Cascade Natural Gas Corp.                                  470            9,085
Cato Corp New CL A                                         998           19,980
Chico's FAS Inc.*                                        1,967           66,563
Christopher & Banks Corporation*                         1,130    $      32,476
Clarcor, Inc.                                              874           24,577
Coachmen Industries Inc.                                   760           13,604
Copart Inc.*                                             1,855           32,258
Cost Plus Inc. /California*                                710           18,105
Dress Barn, Inc. (The)*                                    696           19,864
Dupont Photomasks Inc.*                                    880           37,822
Elcor Corp.                                                725           16,900
Factory 2-U Stores Inc.*                                   460            7,903
Fedders Corp.                                            1,481            4,206
Footstar, Inc.*                                            957           26,605
Fred's Inc                                               1,400           43,806
G & K Services Inc., CL A                                  712           25,169
Griffon Corp.*                                           1,344           25,334
Group 1 Automotive Inc.*                                   690           25,896
HOT Topic Inc.*                                          1,140           26,482
Imagistics International Inc*                              732           11,492
Interface, Inc.                                          1,674            8,286
Jakks Pacific Inc.*                                        740           13,912
Jo-Ann Stores Inc - CL A*                                  303            4,197
Kellwood Co.                                               733           17,724
K-Swiss Inc                                                330           11,573
Lennox Intl Inc                                          1,890           21,546
Linens `N Things*                                        2,020           57,792
Marcus Corp.                                             1,295           20,073
MDC Holdings Inc.                                        1,226           53,809
Michaels Stores, Inc.*                                   3,152           93,930
Monaco Coach Corp.*                                      1,080           30,024
National Presto Industries                                 370           10,175
Nautica Enterprises, Inc.*                                 962           13,016
NVR Inc.*                                                  410          119,823
O'Reilly Automotive, Inc.*                               2,388           78,923
Oshkosh B Gosh                                             530           21,089
Oxford Industries, Inc.                                    376            9,513
Pacific Sunwear of Cal*                                  1,240           30,405
PEP Boys-Manny Moe & Jack                                1,813           25,418
Pier 1 Imports, Inc.                                     4,645           92,761
PolyMedica Corporation*                                    530           11,257
Prime Hospitality Corp.*                                 1,621           18,982
Quiksilver Inc.*                                           900           16,614
Reliance Steel & Alum                                    1,525           39,650
Russell Corp.                                              933           14,340
School Specialty Inc.*                                     690           19,334
Shopko Stores, Inc.*                                     1,050           14,805
Skyline Corp.                                              400           11,740
Smith (A.O.) Corp.                                         735           16,868
Stein Mart, Inc.*                                        1,636           15,002
Texas Industries, Inc.                                     702           26,922
The Ryland Group, Inc.                                     705           62,978
The Toro Co.                                               499           28,293
Thor Industries Inc.                                       480           24,312
Too Inc.*                                                1,500           46,440
Tower Automotive Inc.*                                   1,690           19,435
Winnebago Industries                                       990           47,065
Wolverine World Wide, Inc.                               1,431           22,152
X-Rite, Inc.                                             1,116           10,156
                                                                  -------------
Total Consumer Cyclical                                               1,832,277
                                                                  -------------
Consumer Non-Durable (22.67%)
4 Kids Entertainment Inc*                                  430            7,031
Aaron Rents Inc.                                           720           14,328
Accredo Health Inc.*                                     1,255           64,821
Action Performance Cos Inc*                                500           20,325
Advanced Marketing Services                                510           11,628
AdvancePCS*                                              3,890          124,169
Advo, Inc.*                                                760           28,880
American Italian Pasta Company*                            860           38,726
Ann Taylor*                                              1,379           56,760
Applebee's Intl., Inc.                                   1,991           71,835
Arbitron Inc*                                            1,425           43,890
Argosy Gaming Co*                                        1,340           46,163
Aztar Corp.*                                             1,383           31,740

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Bally Total Fitness Holding*                             1,100    $      18,645
Bio-Technology General Corp.*                            2,004           10,621
Bowne & Co. Inc.                                         1,422           17,775
Casey's General Stores                                   1,994           24,068
CEC Entertainment, Inc.*                                 1,373           66,041
Cheesecake Factory*                                      2,468           84,183
Ciber, Inc.*                                             2,034           17,533
Coca-Coca Bottling                                         413           18,275
Coherent, Inc.*                                          1,370           38,881
Constellation Brands Inc.*                               1,864          101,308
Cooper Co.                                                 560           26,482
Corn Products Intl                                       1,692           52,029
Coventry Health Care, Inc.*                              3,054           70,425
CPI Corp.                                                  340            5,270
Curative Health Services*                                  280            4,788
Cygnus, Inc.*                                            1,242            5,179
Datascope Corp.                                            540           15,757
Diagnostic Products Corp.                                1,450           51,983
DIMON Inc.                                               1,330            9,909
eFunds Corp.*                                            2,000           34,960
Fleetwood Enterprises Inc.                               1,270           12,675
Fleming Co., Inc.                                        1,993           32,486
Fossil Inc.*                                             1,110           28,405
Genesco Inc.*                                              770           18,927
Global Payments Inc.                                     1,672           51,113
Great Atlantic & Pacific Tea Co.*                        1,729           46,856
Gymboree Corp.*                                            908           12,213
Haemonetics Corp/Mass*                                     900           27,072
Hain Celestial Group Inc.*                               1,250           25,688
Harland, John H. Co.                                       990           26,552
Harman International                                     1,680           78,624
Heidrick & Struggles Inc.*                                 700           11,109
Idexx Laboratories Inc.*                                 1,818           47,413
IHOP Corp.*                                                822           25,646
Impath Inc.*                                               620           21,533
Information Resources Inc.*                              1,090            9,527
Instituform Tech. CL A*                                  1,050           25,935
Int'l. Multifoods, Inc.*                                   570           11,999
Invacare Corp.                                           1,480           49,639
J&J Snack Foods*                                           430           15,914
Jack in the Box Inc.*                                    1,934           55,022
Lance, Inc.                                              1,100           15,895
Landry's Seafood Rest                                      834           21,342
Lone Star Steakhouse                                       870           17,156
Luby's Cafeterias, Inc.*                                   909            5,872
Manhattan Associates Inc*                                1,000           30,050
Medicis Pharmaceutical*                                  1,440           80,626
Mens Wearhouse, Inc.*                                    1,880           46,173
Mentor Corp.                                               831           27,423
MGI Pharma Inc*                                            690           10,764
MID Atlantic Medical Svcs*                               2,430           64,662
Nash-Finch Co.                                             500           14,310
Natures Sunshine Prod., Inc.                               751            9,500
NBTY, Inc.*                                              2,272           33,716
NDCHealth Corp                                           1,683           57,289
New England Bus. Srvc                                      504           11,542
Noven Pharmaceuticals Inc.*                                850           17,774
O'Charleys Inc*                                            530           10,791
On Assignment Inc.*                                        640           12,051
Orthodontic Centers of Am*                               2,381           59,382
Owens & Minor Hldg Co.                                   1,191           22,629
Panera Bread Co*                                           420           21,689
Parexel Intl. Corp.*                                       760           11,582
Pediatrix Med. Grp., Inc.*                                 710           27,442
Penton Media Inc.                                        1,040            7,852
Performance Food Group Co.*                              1,720           64,139
PF Chang's China Bistro Inc.*                              380           22,393
Phillips Van Heusen Corp.                                1,171           16,968
Pinnacle Entertainment Inc.*                             1,095            7,172
Prepaid Legal Srvs., Inc.*                                 760           19,038
Priority Healthcare Corp B*                              2,190           54,203
Province Healthcare Co.*                                 1,470           41,351
Radiant Systems Inc.*                                    1,060    $       9,328
Ralcorp Holdings, Inc.*                                  1,050           27,510
Rare Hospitality International Inc.*                       780           20,974
Regis Corp.                                              2,012           51,065
RehabCare Group Inc.*                                      630           14,030
Renal Care Group, Inc.*                                  2,255           69,229
Resmed Inc.*                                             1,520           55,267
Respironics*                                             1,582           46,511
Ruby Tuesday, Inc.                                       2,908           58,742
Russ Berrie & Co., Inc.                                    816           25,622
Ryan's Family Steak House*                               1,251           28,135
Schweitzer-Mauduit, Inc.                                   493           11,216
Sierra Health Srvs., Inc.*                                 962           10,486
Sola International*                                        727            8,186
Sonic Corp.*                                             2,232           59,639
Standard Register Co.                                      990           24,354
Steak N Shake Co/The*                                    1,147           16,494
Stride Rite Corp.                                        1,270            9,843
Sunrise Assisted Living Inc.*                              800           18,664
Sybron Dental Specialties Inc.*                          1,423           27,023
Titan Intl., Inc.                                          800            3,656
Triarc Co.*                                                850           22,823
United Stationers Inc.*                                  1,620           63,585
Vital Signs, Inc.                                          535           17,751
Volt Info Sciences, Inc.*                                  750           13,088
Wet Seal Inc.*                                             660           21,674
Whole Foods Market, Inc.*                                2,538          112,814
                                                                  -------------
Total Consumer Non-Durable                                            3,579,241
                                                                  -------------
Energy (4.70%)
Atwood Oceanics*                                           500           19,975
Brown (Tom) Inc.*                                        1,790           48,115
Cabot Oil & Gas Corp.                                    1,105           22,211
CAL Dive International Inc.*                             1,280           29,340
Dril-Quip*                                                 570           13,361
Energen Corp.                                            1,210           27,273
Evergreen Resources, Inc.*                                 690           28,842
Input/Output, Inc.*                                      1,624           12,326
Lone Star Technologies*                                    910           14,806
New Jersey Resources                                       898           40,940
Newfield Exploration Co. *                               2,182           79,185
Northwest Natural Gas                                      927           24,417
Oceaneering International*                                 878           23,926
Patina Oil & Gas Corp.                                     745           20,264
Plains Resources, Inc.*                                    625           14,063
Prima Energy Corp.*                                        470           10,218
Seacor Smit Inc.*                                        1,020           44,360
Seitel, Inc.*                                              967            8,413
Southern Union Company*                                  2,573           44,873
Southwest Gas                                            1,152           26,807
St. Mary Land & Explor                                   1,026           22,264
Stone Energy Corp.*                                      1,150           42,401
Veritas DGC Inc.*                                        1,200           16,572
XTO Energy Inc                                           5,692          107,237
                                                                  -------------
Total Energy                                                            742,189
                                                                  -------------
Manufacturing (14.76%)
Actel Corp*                                                820           14,703
Acuity Brands Inc.                                         451            6,404
Adaptec Inc.*                                            3,963           45,178
Alpha Industries*                                        2,080           32,053
Alpharma, Inc. Class A                                   1,794           36,616
Arch Chemicals Inc.                                        900           20,961
Arctic Cat, Inc.                                         1,171           20,902
Arqule Inc*                                                590            7,316
Baldor Electric Co.                                      1,336           28,390
Barnes Group, Inc.                                         722           16,750
Brady Corp.                                              1,136           42,032
Brush Wellman Inc.                                         600            6,570
Buckeye Tech, Inc.*                                      1,274           14,970
Butler Manufacturing                                       333            8,318
CACI International Inc.*                                   720           24,444

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Cambrex Corp.                                            1,190    $      49,254
Caraustar Industries                                       890            7,761
CARBO Ceramics Inc.                                        440           17,380
Carreker Corporation*                                      800            5,824
Castle (A.M.) & Co.                                        749            8,232
Century Aluminum Company                                   720            8,021
Champion Enterprises, Inc.*                              1,404           12,397
Chemed Corp.                                               371           13,901
Chesapeake Corp.                                           500           13,925
Cleveland Cliffs Corp.                                     290            4,852
Commercial Metals Co.                                      570           20,777
Conmed Corp.*                                              780           16,076
Cuno Incorporated*                                         600           20,928
Curtiss-Wright Corp.                                       300           18,600
Delta & Pine Land Co.                                    1,346           25,493
Deltic Timber Corp.                                        530           15,079
Elantec Semiconductor Inc.*                              1,070           32,763
Electro Scientific Inds., Inc.*                          1,294           41,356
Esterline Technologies Corp.*                              700           13,930
Ethan Allen Interiors, Inc.                              1,975           80,047
Factset Research Sys. Inc.                               1,530           52,433
Florida Rock Inds                                        1,395           58,325
Georgia Gulf Corp.                                       1,230           29,532
Gerber Scientific, Inc.*                                   721            6,201
Idex Corp.                                               1,470           52,626
Intermagnetics General Corp*                               490           11,481
Intermet Corp.                                           1,193            5,380
InterVoice-Brite Inc*                                    1,020            5,141
K2, Inc.*                                                  599            3,834
Kopin Corp.*                                             2,260           16,543
Kronos, Inc.*                                              892           39,935
Kulicke & Soffa Ind.*                                    1,684           29,672
La-Z-Boy Chair Co.                                       2,808           75,535
Libbey Inc.                                                580           19,372
Lydall, Inc.*                                              675            7,425
Magnetek, Inc.*                                          1,700           18,190
Material Sciences*                                         728            7,280
Methode Electronics CL A                                 1,453           13,150
Midway Games Inc.*                                       1,367           16,008
Mobile Mini Inc*                                           580           20,062
Mueller Industries*                                      1,768           56,717
Myers Industries, Inc.                                     907           11,383
OM Group, Inc.                                           1,122           74,950
Omnova Solutions Inc                                     1,270            8,827
Pericom Semiconductor Corp.*                               910           10,465
Pogo Producing Co.                                       2,264           61,128
PolyOne Corp.                                            4,587           45,870
Pope & Talbot,  Inc.                                     1,011           15,165
QRS Corp*                                                  460            4,632
Quanex Corp.                                               559           16,658
Regal-Beloit Corp.                                         674           15,030
Regeneron Pharm.*                                        2,029           46,079
Roper Industries, Inc.                                   1,478           69,097
Roxio Inc*                                                 574            9,758
RTI International Metals*                                  650            6,403
Ryerson Tull, Inc.                                         950           10,175
SBS Technologies Inc.*                                     570            8,054
Scotts Company Class A*                                  1,440           67,694
Simpson Manufacturing Co. Inc.*                            440           23,760
Skywest, Inc.                                            2,662           67,615
SPS Technologies, Inc.*                                    536           20,566
Standard Pacific Corp.                                   1,123           32,095
Standex International Corp.                                504           11,002
Stillwater Mining Co.*                                   1,430           25,097
Sturm Ruger & Co., Inc.                                  1,103           13,776
Susquehanna Bancshares Inc.                              1,840           42,246
Thomas Industries Inc.                                     610           16,116
Toll Bros., Inc.*                                        1,777           87,144
Tredegar Industries, Inc.                                1,483           27,584
Universal Forest Products                                  791           17,987
Valmont Industries                                         937           16,107
W D-40 Co.                                                 746    $      20,821
Watsco, Inc.                                               925           13,829
Wellman, Inc.                                            1,210           17,666
WMS Industries Inc.*                                     1,180           20,025
Wolverine Tube, Inc.*                                      367            3,303
Zale Corp.*                                              1,714           74,953
                                                                  -------------
Total Manufacturing                                                   2,330,105
                                                                  -------------
Service (3.28%)
Administaff Inc.*                                        1,090           26,149
Avid Technology Inc*                                       780           10,382
Bassett Furniture Inds., Inc.                              577            9,924
Central Parking Corp.                                    1,289           27,842
Corinthian Colleges Inc*                                   990           45,362
Hilb, Rogal & Hamilton Co .                              1,300           46,215
Hooper Holmes Inc.                                       2,050           18,430
Hughes Supply, Inc.                                        879           27,829
IMCO Recycling*                                            840            7,266
Insurance Auto Auctions Inc.*                              520            7,904
ITT Educational Services Inc.*                           1,150           50,658
Kroll Inc*                                                 710           12,532
Maximus Inc.*                                            1,020           35,904
Memberworks Inc.*                                          480            7,685
SCP Pool Corp.*                                            905           26,924
Spherion Corporation*                                    2,133           19,837
Startek Inc.*                                              550           11,743
Syncor Intl Corp.*                                         940           24,675
Tetra Tech Inc.*                                         2,373           42,714
Tetra Technologies, Inc.*                                  534           13,222
United Natural Foods Inc.*                                 745           17,671
US Oncology Inc.*                                        3,400           27,540
                                                                  -------------
Total Service                                                           518,408
                                                                  -------------
Technology (15.26%)
Advanced Energy Industries*                              1,530           38,403
Advanced Tissue Sciences*                                2,166            7,971
Allen Telecom, Inc.*                                     1,751           12,012
Alliance Semiconductor Corp.*                            1,430           15,287
Alliant Techsystems, Inc.*                               1,192          111,941
American Mgmt. Systems*                                  2,021           37,469
Analogic Corp.                                             526           21,093
Analysts Intl. Corp.                                     1,120            4,648
Anixter Intl.*                                           1,941           50,214
Armor Holdings Inc*                                        670           15,423
Artesyn Technologies Inc.*                               1,090            9,298
Arthrocare Corp.*                                          860           11,997
Aspect Telecom. Corp.*                                   1,974            6,218
Aspen Technology Inc*                                    1,190           18,564
AstroPower Inc.*                                           520           18,127
ATMI Inc.*                                               1,110           28,438
Avant! Corporation*                                      1,450           25,303
Aware Inc.*                                                860            5,521
Axcelis Technologies Inc.*                               5,328           65,055
AXT Inc.*                                                  780            7,012
Barra Inc.*                                                990           53,658
BE Aerospace, Inc.*                                      1,108            8,465
BEI Technologies Inc.                                      530            8,544
Bel Fuse Inc.                                              360            8,266
Black Box Corporation*                                     890           41,830
Brooktrout Inc.*                                           590            3,481
C&D Technologies Inc.                                    1,000           19,900
Captaris Inc*                                            1,570            4,710
Catapult Communications Corp.*                             420            7,883
C-COR.net Corporation*                                   1,090           15,533
Cephalon, Inc.*                                          2,261          131,816
Cerner Corp.*                                            1,668           72,458
Checkpoint Systems, Inc.*                                1,064           14,896
Cognex Corp.*                                            2,159           49,894
Cohu Inc                                                   670           15,437
Computer Task Group, Inc.*                               1,180            4,720
Consolidated Graphics*                                     499            9,291
Cryolife Inc.*                                             690           17,250

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Dendrite Intl. Inc.*                                     1,300    $      14,079
Dionex Corp.*                                              890           21,360
DMC Stratex Networks Inc.*                               2,803           12,557
DRS Technologies Inc.*                                     600           24,000
EL Paso Electric Co.*                                    1,600           22,976
Electroglas, Inc.*                                         700           10,794
Enzo Biochem, Inc.*                                      1,239           22,525
ESS Technology*                                          2,120           44,181
Fair Issac & Co, Inc.                                    1,107           67,914
Filenet Corp.*                                           1,258           20,619
Franklin Covey Co.*                                        487            1,164
Gencorp Inc                                              1,290           14,022
General Communication*                                   2,012           18,088
Harmonic Inc.*                                           2,290           24,366
Helix Technology Corp.                                     925           17,039
HNC Software*                                            1,310           18,445
Hutchinson Technology*                                     930           19,763
Hyperion Software Corp.*                                 1,095           23,608
Inamed Corp*                                               610           17,013
Information Holdings Inc.*                                 840           20,672
Insight Enterprises *                                    1,940           41,400
Inter Tel, Inc.                                            964           15,906
Itron, Inc.*                                               613           15,417
Kaman Corp.                                                770           11,527
Keithley Instruments Inc.                                  630           12,203
Metro One Telecommunications*                              870           19,445
Micro Systems Inc.*                                        670           15,095
Microsemi Corp.*                                         1,050           14,165
MRO Software Inc*                                          670           12,496
Netegrity Inc*                                             900           11,106
NYFIX Inc.*                                              1,060           12,540
Park Electrochemical Corp.                                 779           19,670
Pegasus Solutions Inc.*                                    830           13,330
Pharm. Product Dev.*                                     2,470           76,965
Phoenix Technologies Ltd.*                                 960           11,165
Photon Dynamics Inc*                                       420           17,354
Photronics, Inc.*                                        1,429           41,284
Pinnacle Systems Inc.*                                   1,920           15,322
Planar Systems Inc*                                      1,000           20,460
Power Integrations Inc*                                    830           13,064
Progress Software Corp.*                                 1,250           21,050
Proxim Inc.*                                               920            3,505
Rainbow Technologies Inc.*                               1,180            8,909
Read-Rite Corp.*                                         4,387           12,415
Rogers Corp.*                                              560           17,360
Rudolph Technologies Inc*                                  570           21,147
Sourcecorp*                                                570           13,509
SPSS Inc.*                                                 560            9,828
Standard Microsystems Corp.*                               590            9,794
Stratos Lightwave Inc*                                   4,150           15,355
Supertex Inc.*                                             390            8,311
SurModics Inc.*                                            640           22,656
Symmetricom, Inc.*                                         841            5,256
System Software Assoc., Inc.*                            1,200           15,372
Take-Two Interactive Software*                           2,200           40,986
Techne Corp.*                                            2,010           59,375
Teledyne Technologies Inc*                               1,230           20,111
Theragenics Corp.*                                         850    $       7,531
Therma-Wave Inc.*                                        1,000           11,300
THQ Inc.*                                                  950           42,807
Three-Five Systems Inc.*                                   820           10,668
Tollgrade Communications Inc.*                             500           10,725
Ultratech Stepper, Inc.*                                   773           12,128
Valence Technology Inc.*                                 1,700            4,845
Veeco Instruments Inc.*                                  1,380           34,514
Verity Inc.*                                             1,090           14,323
Vialta Inc*                                                  1                1
Viasat Inc.*                                               800           10,280
Viasys Healthcare Inc.*                                    984           21,618
Zebra Tech CL A*                                         1,513           77,904
Zixit Corporation*                                         590            2,331
                                                                  -------------
Total Technology                                                      2,409,039
                                                                  -------------
Transportation (2.88%)
AAR Corp.                                                1,123            8,310
Arkansas Best Corp*                                        530           14,215
Atlantic Coast Airlines Holdings Inc.*                   2,020           55,227
Forward Air Corporation*                                   710           19,972
Frontier Airlines Inc.*                                  1,130           23,798
Heartland Express, Inc.*                                 2,400           54,072
Kansas City Southern Industries Inc.*                    2,140           30,688
Kirby Corp.*                                             1,051           32,003
Landstar*                                                  365           30,032
Mesa Air Group Inc.*                                     1,160           11,113
Midwest Express Holdings*                                  670           12,676
Offshore Logistics, Inc.*                                  756           12,534
Roadway Express Inc.                                       790           29,546
US Freightways Corp.                                     1,255           45,180
Werner Enterprises, Inc.                                 2,343           55,482
Yellow Corp.*                                              876           20,323
                                                                  -------------
Total Transportation                                                    455,171
                                                                  -------------
Utility (3.18%)
American States Water Co.                                  450           15,728
Atmos Energy Corp.                                       1,388           30,952
Avista Corp.                                             1,850           27,010
Boston Communications Group*                               530            4,563
CH Energy Group Inc.                                       825           38,049
Laclede Group Inc/The                                      500           11,575
Northwestern Corporation                                   840           18,522
Nuevo Energy Co.*                                          710            9,798
NUI Corp                                                   400            9,084
Philadelphia Suburban Corp.                              3,112           72,261
Piedmont Natural Gas, Inc.                               1,392           44,558
Remington Oil & Gas Corp*                                  650           11,512
RGS Energy Group Inc.                                    1,540           60,768
Southwestern Energy Co.*                                 1,222           13,686
Swift Energy Co.*                                          930           16,777
UGI Corp                                                 1,010           29,189
UIL Holdings Corp                                          565           31,058
Unit Corp.*                                              2,300           32,108
Vintage Petroleum, Inc.                                  2,326           24,403
                                                                  -------------
Total Utility                                                           501,601
                                                                  -------------
Total Common Stock (Cost $13,547,317)                                15,342,443
                                                                  -------------

  Par Value
  ---------
Short-Term Investments (2.69 %)
$    100,000   United States Treasury Bills 2.40% 03/14/02 (b)           99,941
     163,088   First American Prime Obligation Fund                     163,088
     163,058   First American Government Obligation Fund                163,058
                                                                  -------------
               Total Short-Term Investments (Cost $426,087)             426,087
                                                                  -------------
               Total Investments (Cost $13,973,404)(a) (99.85%)      15,768,530
               Other Net Assets (0.15%)                                  23,000
                                                                  -------------
                  Net Assets (100.00%)                            $  15,791,530
                                                                  =============
-------------------
*    Non- Income Producing Security

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                2/28/2002
                             CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

(a) Aggregate cost for federal income tax purposes is $13,973,404. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                            $   3,059,411
               Unrealized depreciation                               (1,264,285)
                                                                  -------------
               Net unrealized appreciation                        $   1,795,126
                                                                  =============

(b) At February 28, 2002, certain United States Treasury Bills with a market value of $99,941 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2002: (Contracts-$500 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                  --------------
               Russell 2000 Stock Index:
               1/Mar 02/Long                                      $      (3,509)
                                                                  =============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                                  (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Common Stock (74.27%)
Banking & Financial Service (22.28%)
Bank & Bank Holding Company (5.58%)
Bank of New York Co Inc                                  1,700    $      63,988
M&T Bank Corporation                                       400           30,600
Marshall and Isley Corp.                                   500           30,495
Mellon Financial Corp.                                   4,000          144,000
US Bancorp                                               2,000           41,700
Wells Fargo & Company                                    3,750          175,875
                                                                  -------------
                                                                        486,658
                                                                  -------------
Finance Company (3.27%)
Household International Inc.                             1,500           77,250
Merrill Lynch & Co.                                        900           43,155
National Commerce Financial Corp                         1,100           28,985
Prudential Financial Inc*                                  500           15,285
MBNA Corp.                                               2,200           76,296
Morgan Stanley Dean Witter & Company                       900           44,208
                                                                  -------------
                                                                        285,179
                                                                  -------------
Insurance (7.74%)
ACE Ltd.                                                 2,000           87,800
American International Group                             2,779          205,563
Cigna Corp.                                                500           44,850
Gallagher, Arthur J. & Co.                               1,000           34,860
Marsh & McLennan Cos                                     1,650          174,158
MBIA Inc.                                                  560           32,732
The PMI Group, Inc.                                        400           28,340
XL Capital Ltd.                                            700           66,682
                                                                  -------------
                                                                        674,985
                                                                  -------------
Investment Company (0.84%)
Eaton Vance Corp.                                          800           30,560
Goldman Sachs Group Inc                                    525           42,494
                                                                  -------------
                                                                         73,054
                                                                  -------------
Real Estate (4.85%)
AMB Property Corp                                        1,300           33,865
Annaly Mortgage Management, Inc.                         4,000           65,200
Boston Properties Inc.                                   1,000           37,670
Equity Office Properties Trust                           1,871           53,698
Istar Financial, Inc.                                    2,000           54,260
Kimco Realty Corp                                        1,050           32,571
Mills Corp.                                              2,000           52,000
Realty Income Corp.                                      1,800           55,620
SL Green Realty Corp.                                    1,200           38,304
                                                                  -------------
                                                                        423,188
                                                                  -------------
Total Banking & Financial Service                                     1,943,064
                                                                  -------------
Capital Good (3.30%)
Electrical Equipment (2.25%)
General Electric Company                                 5,100          196,350
                                                                  -------------
Machinery-Industrial(0.64%)
Caterpillar Inc.                                         1,000           55,510
                                                                  -------------
Pollution Control (0.41%)
Donaldson Co. Inc.                                       1,000    $      36,150
                                                                  -------------
Total Capital Good                                                      288,010
                                                                  -------------
Consumer Cyclical (8.65%)
Auto & Truck (0.39%)
ITT Industries Inc.                                        580           34,220
                                                                  -------------
Auto Parts (0.39%)
Magna International Inc                                    500           34,460
                                                                  -------------
Housing (2.25%)
AvalonBay Communities Inc                                1,040           47,986
D.R. Horton, Inc.                                          800           31,920
Masco Corp.                                              2,000           56,140
Stanley Works                                            1,200           60,516
                                                                  -------------
                                                                        196,562
                                                                  -------------
Retail-General (5.06%)
Family Dollar Stores                                     1,000           32,840
Lowe's Companies                                         2,400          108,600
Sears, Roebuck And Co.                                   1,200           63,096
Shopko Stores, Inc.*                                     2,000           28,200
Target Corporation                                       1,400           58,660
TJX Companies Inc.                                       1,500           56,955
Wal-Mart Stores Inc.                                     1,500           93,015
                                                                  -------------
                                                                        441,366
                                                                  -------------
Textile & Apparel (0.56%)
Liz Claiborne Inc.                                       1,600           48,496
                                                                  -------------
Total Consumer Cyclical                                                 755,104
                                                                  -------------
Consumer Non-Durable (14.96%)
Apparel (0.41%)
Ross Store, Inc.                                         1,000           36,060
                                                                  -------------
Business Service (1.69%)
Autodesk Inc.                                            1,500           66,255
Deluxe Corp.                                             1,000           47,400
Dial Corp.                                               2,000           33,600
                                                                  -------------
                                                                        147,255
                                                                  -------------
Communications & Media (2.24%)
Harte Hanks, Inc.                                        1,000           30,250
McGraw-Hill Companies Inc.                               2,500          164,500
                                                                  -------------
                                                                        194,750
                                                                  -------------
Cosmetics & Soap (0.35%)
Clorox Company                                             700           30,653
                                                                  -------------
Drugs (3.99%)
AmerisourceBergen Corp                                   1,480          100,196
Baxter International Inc.                                2,700          149,796
Pfizer Inc.                                              1,200           49,152
Pharmacia Corporation                                    1,200           49,260
                                                                  -------------
                                                                        348,404
                                                                  -------------

--------------------------------------------------------------------------------
EQUITY INCOME FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Food, Beverage & Tobacco (5.23%)
Darden Restaurants Inc.                                  1,800    $      76,104
Fortune Brands Inc.                                      1,000           45,500
Pepsi Bottling Group Inc.                                1,300           32,305
Philip Morris Companies Inc.                             3,000          157,980
RJ Reynolds Tobacco Hldgs                                1,000           65,650
Simon Property Group Inc.                                1,200           36,936
Vornado Realty Trust                                     1,000           41,800
                                                                  -------------
                                                                        456,275
                                                                  -------------
Healthcare (0.45%)
Mylan Laboratories                                       1,300           39,494
                                                                  -------------
Hospital Supply & Service (0.29%)
Omnicare, Inc.                                           1,200           25,380
                                                                  -------------
Retail-Food & Drugs (0.31%)
Great Atlantic & Pacific Tea Co.*                        1,000           27,100
                                                                  -------------
Total Consumer Non-Durable                                            1,305,371
                                                                  -------------
Energy (6.98%)
Miscellaneous (0.91%)
Valero Energy Corp.                                      1,852           79,321
                                                                  -------------
Natural Gas (1.03%)
Kinder Morgan, Inc.                                      2,200           90,200
                                                                  -------------
Oil & Gas - Domestic (2.11%)
Ashland Inc                                                800           34,712
Ocean Energy, Inc.                                       3,000           54,750
Phillips Petroleum Co.                                   1,600           94,576
                                                                  -------------
                                                                        184,038
                                                                  -------------
Oil & Gas - International (2.93%)
Exxon Mobil Corp.                                        6,180          255,234
                                                                  -------------
Total Energy                                                            608,793
                                                                  -------------
Manufacturing (7.17%)
Building & Housing (0.60%)
Pulte Corp.                                              1,000           51,940
                                                                  -------------
Chemical (1.77%)
OM Group, Inc.                                             500           33,400
Praxair Inc.                                             1,000           57,900
RPM, Inc. Ohio                                           2,000           33,400
Thornburg Mortgage Inc.                                  1,500           29,700
                                                                  -------------
                                                                        154,400
                                                                  -------------
Consumer Durable (1.14%)
Ethan Allen Interiors, Inc.                              1,500           60,795
Leggett & Platt Inc.                                     1,500           38,475
                                                                  -------------
                                                                         99,270
                                                                  -------------
Container (0.37%)
Smurfit-Stone Container Corp.*                           2,000           32,620
                                                                  -------------
Gold & Precious Metal (0.40%)
Zale Corp.*                                                800           34,984
                                                                  -------------
Housing (0.63%)
Lennar Corp.                                             1,000           55,210
                                                                  -------------
Non-Ferrous Metal (1.29%)
Alcoa Inc                                                3,000    $     112,710
                                                                  -------------
Paper & Forest Product (0.97%)
Plum Creek Timber Co Inc (REIT)                          2,740           84,803
                                                                  -------------
Total Manufacturing                                                     625,937
                                                                  -------------
Service (2.64%)
Business (1.26%)
Automatic Data Processing                                  900           47,439
Block H & R Inc.                                           500           25,225
Moody's Corp.                                            1,000           37,000
                                                                  -------------
                                                                        109,664
                                                                  -------------
Consumer (0.93%)
First Data Corp.                                         1,000           81,520
                                                                  -------------
Environmental Services (0.45%)
Waste Management Inc                                     1,500           39,465
                                                                  -------------
Total Service                                                           230,649
                                                                  -------------
Technology (5.34%)
Aerospace - Aircraft (1.17%)
General Dynamics Corp.                                     500           45,440
Honeywell International Inc                              1,500           57,180
                                                                  -------------
                                                                        102,620
                                                                  -------------
Business Machines & Software (1.14%)
International Business Machines Corp.                      500           49,060
Pitney Bowes Inc.                                        1,200           50,064
                                                                  -------------
                                                                         99,124
                                                                  -------------
Electronic (0.49%)
Intel Corp.                                              1,500           42,825
                                                                  -------------
Office Equipment (0.74%)
Diebold                                                  1,000           36,500
IKON Office Solutions Inc                                2,100           28,140
                                                                  -------------
                                                                         64,640
                                                                  -------------
Software (1.15%)
Electronic Data Systems Corp                               700           41,321
Reynolds & Reynolds Class A                              2,000           58,700
                                                                  -------------
                                                                        100,021
                                                                  -------------
Telecom Equipment (0.65%)
BCE Inc                                                  2,700           56,349
                                                                  -------------
Total Technology                                                        465,579
                                                                  -------------
Transportation (1.33%)
Miscellaneous (0.59%)
Harley-Davidson Inc.                                     1,000           51,260
                                                                  -------------
Railroad (0.74%)
Conoco Inc.                                              2,333           64,531
                                                                  -------------
Total Transportation                                                    115,791
                                                                  -------------
Utility (1.62%)
Telephone (1.62%)
SBC Communications Inc.                                  3,737          141,405
                                                                  -------------
Total Utility                                                           141,405
                                                                  -------------
Total Common Stock (Cost $5,219,410)                                  6,479,703
                                                                  -------------

  Par Value
  ---------
Short-Term Investments (26.03%)
$  1,700,000   United States Treasury Bills 2.40% 03/14/02 (b)        1,698,970
     286,150   First American Prime Obligation Fund                     286,150
     285,850   First American Government Obligation Fund                285,850
                                                                  -------------
               Total Short-Term Investments (Cost $2,270,970)         2,270,970
                                                                  -------------
               Total Investments (Cost $7,490,380)(a) (100.30%)       8,750,673
               Other Net Assets (-0.30%)                                (26,030)
                                                                  -------------
                  Net Assets (100.00%)                            $   8,724,643
                                                                  =============
-------------------
*    Non- Income Producing Security

--------------------------------------------------------------------------------
EQUITY INCOME FUND         PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)

--------------------------------------------------------------------------------

(a) Aggregate cost for federal income tax purposes is $7,490,380. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                            $   1,365,743
               Unrealized depreciation                                 (105,450)
                                                                  -------------
                  Net unrealized appreciation                     $   1,260,293
                                                                  =============

(b At February 28, 2002, certain United States Treasury Bills with a market value of $449,717 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2002: (Contracts-$500 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                  --------------
               S&P MidCap 400 Index:
               9/Mar 02/Long                                      $      13,044
                                                                  =============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH &          PORTFOLIO OF INVESTMENTS                 2/28/2002
   INCOME FUND                    (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Common Stock (93.86%)
Banking & Financial Service (29.86%)
Bank & Bank Holding Company (13.97%)
ABN Amro Holding NV ADR                                    954    $      16,762
Banco Bilbao Vizcaya Argentaria SA  ADR                  2,250           26,190
Banco Santander Central Hispano SA  ADR                  3,390           27,086
Barclays Plc ADR                                           900          108,630
Credit Suisse Group ADR                                    790           27,587
Deutsche Bank AG* ADR                                      450           26,478
ING Groep NV ADR                                         1,150           27,336
UBS AG* ADR                                              1,150           53,406
                                                                  -------------
                                                                        313,475
                                                                  -------------
Finance Company (4.45%)
HSBC Holdings Plc ADR                                    1,780           99,787
                                                                  -------------
Financial Services (4.41%)
Allianz AG ADR                                           1,100           24,937
BNP Paribas ADR                                          1,200           29,089
Lloyds TSB Group Plc ADR                                 1,150           45,034
                                                                  -------------
                                                                         99,060
                                                                  -------------
Insurance (6.43%)
Aegon NV ADR                                               622           13,435
Axa ADR                                                  2,185           40,291
Royal & Sun Alliance Insurance Group ADR                   670           12,864
Swiss Reinsurance ADR                                      415           37,314
Vivendi Universal ADR                                      712           27,554
Zurich Financial Services AG ADR                           670           12,953
                                                                  -------------
                                                                        144,411
                                                                  -------------
Investment Company (0.60%)
Prudential Plc ADR                                         707           13,355
                                                                  -------------
Total Banking & Financial Service                                       670,088
                                                                  -------------
Consumer Cyclical (1.08%)
Auto & Truck (1.08%)
DaimlerChrysler AG                                         610           24,327
                                                                  -------------
Total Consumer Cyclical                                                  24,327
                                                                  -------------
Consumer Non-Durable (23.14%)
Communications & Media (0.99%)
Telefonaktiebolaget LM Ericsson ADR                      5,280           22,282
                                                                  -------------
Consumer Product (1.22%)
Unilever NV ADR                                            470           27,392
                                                                  -------------
Cosmetics & Soap (0.70%)
L'OREAL ADR                                              1,120           15,655
                                                                  -------------
Drugs (13.83%)
AstraZeneca Plc ADR                                      1,220           62,196
Glaxo SmithKline Plc ADR                                 2,503    $     122,522
Novartis ADR                                             2,360           89,586
Roche Holding AG ADR                                       515           36,184
                                                                  -------------
                                                                        310,488
                                                                  -------------
Food, Beverage & Tobacco (5.50%)
Diageo Plc ADR                                             600           28,974
Nestle SA ADR                                            1,710           94,434
                                                                  -------------
                                                                        123,408
                                                                  -------------
Retail-Food & Drugs (0.90)
Koninklijke Ahold NV ADR                                   864           20,140
                                                                  -------------
Total Consumer Non-Durable                                              519,365
                                                                  -------------
Energy (20.12%)
Miscellaneous (4.59%)
Total Fina Elf SA  ADR                                   1,400          102,970
                                                                  -------------
Oil & Gas - International (14.35%)
BP Amoco Plc ADR                                         3,055          151,375
Royal Dutch Petroleum Company ADR                        2,140          109,932
Shell Transport & Trading Co.                            1,455           60,804
                                                                  -------------
                                                                        322,111
                                                                  -------------
Oil & Gas - Service (1.18%)
ENI-Ente Nazionale Idrocarburi SpA ADR                     380           26,406
                                                                  -------------
Total Energy                                                            451,487
                                                                  -------------
Manufacturing (2.25%)
Chemical (0.71%)
Bayer AG ADR                                               500           15,975
                                                                  -------------
Diversified (1.54%)
Siemens AG ADR                                             590           34,456
                                                                  -------------
Total Manufacturing                                                      50,431
                                                                  -------------
Technology (7.34%)
Electronic (1.04%)
Koninklijke Philips Electronics NV ADR                     900           23,364
                                                                  -------------
Telecommunications (6.30%)
Deutsche Telekom  ADR                                    1,790           25,221
Nokia OYJ ADR                                            4,915          102,085
Telecom Italia SpA ADR                                     170           13,957
                                                                  -------------
                                                                        141,263
                                                                  -------------
Total Technology                                                        164,627
                                                                  -------------
Utility (10.07%)
Electric (1.29%)
E.ON AG ADR                                                590           29,058
                                                                  -------------

--------------------------------------------------------------------------------
EUROPEAN GROWTH &          PORTFOLIO OF INVESTMENTS                 2/28/2002
   INCOME FUND               CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Telephone (7.83%)
Alcatel SA ADR                                             790    $      10,815
BT Group PLC* ADR                                          700           25,655
Telefonica SA* ADR                                       1,030           36,150
Vodafone Group PLC ADR                                   5,420          102,980
                                                                  -------------
                                                                        175,600
                                                                  -------------
Water (0.95%)
Suez SA* ADR                                               760    $      21,414
                                                                  -------------
Total Utility                                                           226,072
                                                                  -------------
Total Common Stock (Cost $2,662,516)                                  2,106,397
                                                                  -------------

  Par Value
  ---------
Short-Term Investments (5.99%)
$    100,000   United States Treasury Bills 2.40% 03/14/02 (b)           99,939
      17,192   First American Government Obligation Fund                 17,192
      17,246   First American Prime Obligation Fund                      17,246
                                                                  -------------
               Total Short-Term Investments (Cost $134,377)             134,377
                                                                  -------------
               Total Investments (Cost $2,796,893)(a) (99.85%)        2,240,774
               Other Net Assets (0.15%)                                   3,370
                                                                  -------------
                  Net Assets (100.00%)                            $   2,244,144
                                                                  =============
-------------------
*    Non-Income Producing Security
**   Unsponsored ADR
     ADR - American Depository Receipts

(a) Aggregate cost for federal income tax purposes is $2,796,893. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                            $      42,527
               Unrealized depreciation                                 (598,646)
                                                                  -------------
                  Net unrealized depreciation                     $    (556,119)
                                                                  =============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2002
                                  (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
Common Stock (71.82%)
Capital Good (0.38%)
Integrated Device Tech.*                                   800    $      20,456
Molex Inc.                                                 812           24,035
                                                                  -------------
Total Capital Good                                                       44,491
                                                                  -------------
Consumer Cyclical (2.15%)
Bed Bath & Beyond Inc.*                                  3,386          113,092
Costco Wholesale Corp.*                                  2,075           85,615
Paccar Inc.                                                739           53,156
                                                                  -------------
Total Consumer Cyclical                                                 251,863
                                                                  -------------
Consumer Non-Durable (13.46%)
Abgenix Inc.*                                              640           11,552
Adelphia Communications*                                 1,219           26,757
Andrx Group*                                               700           23,415
Biomet Inc.                                              3,166           96,753
Charter Communications Inc.*                             2,600           27,040
Cintas Group                                             1,766           78,216
Comcast Corp.*                                           3,835          129,891
Concord EFS Inc.*                                        4,782          143,603
Echostar Communications Corp.*                           2,141           55,923
Express Scripts, Inc.*                                     600           31,062
Gilead Services, Inc.*                                     800           56,368
Human Genome Sciences Inc.*                              1,050           21,546
Idec Pharmaceuticals Corp.*                              1,450           91,089
Immunex Corp.*                                           6,206          178,360
Medimmune Inc.*                                          2,021           83,326
Millinium Pharmeceuticals*                               2,680           50,330
PanAmSat Corp.*                                          1,766           37,987
Paychex Inc.                                             3,117          115,173
Sepracor Inc. *                                            700           30,114
Staples Inc.*                                            2,724           53,581
Starbucks Corp.*                                         4,672    $     107,503
Telefonaktiebolaget LM Ericsson                          8,478           35,777
USA Networks Inc.*                                       3,112           91,991
                                                                  -------------
Total Consumer Non-Durable                                            1,577,357
                                                                  -------------
Manufacturing (4.99%)
Applied Materials Inc.*                                  3,748          162,926
Applied Micro Circuits Corp.*                            2,766           21,271
CDW Computer Centers*                                      700           36,960
Citrix Systems Inc.*                                     2,007           30,446
Comverse Technology Inc.*                                1,463           22,896
Dell Computer Corp.*                                     8,919          220,210
Novellus Systems Inc.*                                   1,300           55,367
Smurfit-Stone Container Corp.*                           2,104           34,316
                                                                  -------------
Total Manufacturing                                                     584,392
                                                                  -------------
Service (1.59%)
Apollo Group Inc.*                                         980           47,579
Fiserv, Inc.*                                            2,064           88,215
Mercury Interactive Corp.*                                 725           24,563
TMP Worldwide Inc.*                                        925           25,826
                                                                  -------------
Total Service                                                           186,183
                                                                  -------------
Technology (48.67%)
ADC Telecommunications Inc.*                             8,594           30,938
Adobe Systems Inc                                        2,084           75,816
Altera Corp*                                             4,906           93,557
Amazon.com, Inc.*                                        2,133           30,075
Amgen Inc.*                                              4,182          242,472
Apple Computer Inc.*                                     4,076           88,449
Atmel Corp.*                                             3,146           22,746

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND      PORTFOLIO OF INVESTMENTS                 2/28/2002
                             CONTINUED (UNAUDITED)
COMPANY                                                 SHARES        VALUE
--------------------------------------------------------------------------------
BEA Systems Inc*                                         3,200    $      40,672
Biogen Inc.*                                             1,382           73,453
Broadcom Corp.*                                          1,300           39,845
Brocade Communications System*                           2,100           46,137
Cephalon, Inc.*                                            400           23,320
Check Point Software Technologies*                       2,100           58,632
Chiron Corp.*                                            2,314          100,474
Ciena Corp.*                                             3,400           26,384
Cisco Systems Inc.*                                     22,824          325,698
Compuware Corp.*                                         2,027           23,128
Conexant Systems Inc.*                                   2,270           23,245
Cytyc Corporation*                                       1,000           23,460
Ebay, Inc.*                                              1,764           91,816
Electronic Arts*                                         1,130           60,817
Flextronics International Ltd.*                          4,450           63,813
Gemstar-TV GUIDE Intl Group*                             3,819           69,850
Genzyme Corp.*                                           1,970           87,429
I2 Technologies, Inc.*                                   3,814           20,786
Icos Corp*                                                 400           17,160
ImClone Systems*                                           600           13,446
Intel Corp.                                             20,042          572,199
Intuit Inc.*                                             2,288           86,692
Invitrogen Corp*                                           400           18,256
JDS Uniphase Corp.*                                     11,837           57,409
Juniper Networks Inc.*                                   1,810           16,869
Kla-Tencor Corp.*                                        2,017          116,804
Linear Technology Corp.                                  3,732          137,450
Maxim Integrated Products*                               4,073          186,380
Microchip Tech*                                            941           32,163
Microsoft Corp.*                                        16,186          944,291
Network Appliance Inc.*                                  2,899    $      46,355
Nextel Communications Inc.*                              8,322           41,527
Nvidia Corp.*                                            1,200           61,212
Oracle Corporation*                                     20,288          337,187
Peoplesoft Inc.*                                         3,489          101,425
PMC - Sierra Inc.*                                       1,523           22,251
Protein Design Labs Inc.*                                  700           11,109
Qlogic Corp.*                                              790           29,428
Qualcomm Inc.*                                           7,927          263,573
Rational Software Corp.*                                 1,725           32,016
RF Micro Devices Inc.*                                   1,648           25,775
Sanmina Corp.*                                           4,880           49,532
Siebel Systems Inc*                                      4,412          122,477
Sun Microsystems Inc.*                                  13,672          116,349
Symantec Corp.*                                          1,200           43,272
Synopsys, Inc.*                                            500           23,550
Tellabs Inc.*                                            2,069           21,228
VeriSign Inc.*                                           1,814           43,046
Veritas Software Corp.*                                  4,042          143,451
Vitesse Semiconductor*                                   1,721           12,081
Xilinx Inc.*                                             3,847          138,184
Yahoo Inc*                                               2,375           34,346
                                                                  -------------
Total Technology                                                      5,701,505
                                                                  -------------
Utility (0.58%)
Worldcom Inc*                                            9,069           68,199
                                                                  -------------
Total Common Stock (Cost $18,661,057)                                 8,413,990
                                                                  -------------

  Par Value
  ---------
Short-Term Investments (28.59%)
$  2,900,000   United States Treasury Bills 2.40% 03/14/02 (b)        2,898,239
     225,461   First American Prime Obligation Fund                     225,461
     225,955   First American Government Obligation Fund                225,955
                                                                  -------------
               Total Short-Term Investments (Cost $3,349,655)         3,349,655
                                                                  -------------
               Total Investments (Cost $22,010,712)(a) (100.41%)     11,763,645
               Other Net Assets (-0.41%)                                (49,061)
                                                                  -------------
                  Net Assets (100.00%)                            $  11,714,584
                                                                  =============
-------------------
*    Non- Income Producing Security
ADR- American Depository Receipts.

(a) Aggregate cost for federal income tax purposes is $22,010,712. At February 28, 2002, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

               Unrealized appreciation                            $     323,790
               Unrealized depreciation                              (10,570,857)
                                                                  -------------
                  Net unrealized depreciation                     $ (10,247,067)
                                                                  =============

(b At February 28, 2002, certain United States Treasury Bills with a market value of $997,370 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at February 28, 2002: (Contracts-$20 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                                                                  --------------
               Nasdaq 100 E-mini Futures:
               120/Mar 02/Long                                    $    (634,290)
                                                                  =============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     California
                                                                 California Tax-  California Tax-     Insured       Short-Term U.S
                                                                   Free Money       Free Income     Intermediate      Government
                                                                  Market Fund          Fund             Fund          Bond Fund
                                                                 ----------------------------------------------------------------
ASSETS
   Investments at market value (identified cost $106,870,402,
   $180,038,892, $22,750,194, $11,129,108, $28,901,962,
   and $52,770,017, respectively)(Note 1)                        $ 106,870,402    $ 198,447,256    $  23,942,681    $  11,220,985
   Cash                                                                 89,008           94,532           39,927           32,523
   Interest receivable                                                 320,938        2,301,860          296,243           52,170
                                                                 ----------------------------------------------------------------
      Total Assets                                                 107,280,348      200,843,648       24,278,851       11,305,678
                                                                 ----------------------------------------------------------------
LIABILITIES
   Payable to Investment Advisor                                        21,106           72,133            6,214            1,249
   Accrued expenses                                                     29,040           62,055            7,640            4,173
   Distributions payable                                                73,758          622,663           67,515           25,250
                                                                 ----------------------------------------------------------------
      Total Liabilities                                                123,904          756,851           81,369           30,672
                                                                 ----------------------------------------------------------------

NET ASSETS:
   (Applicable to 107,219,815; 15,412,463; 2,206,374;
   1,112,274; 2,799,361 and 52,690,940 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                   $ 107,156,444    $ 200,086,797    $  24,197,482    $  11,275,006
                                                                 ================================================================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $107,156,444 / 107,219,815 shares                             $        1.00
                                                                 =============
   $200,086,797 / 15,412,463 shares                                               $       12.98
                                                                                  =============
   $24,197,482 / 2,206,374 shares                                                                  $       10.97
                                                                                                   =============
   $11,275,006 / 1,112,274 shares                                                                                   $       10.14
                                                                                                                    =============
   $29,582,422 / 2,799,361 shares

   $52,696,375 / 52,690,940 shares


   Net Assets at February 28, 2002 consist of:
   Paid-in capital                                               $ 107,171,285    $ 180,724,328    $  22,959,746    $  11,209,994
   Undistributed net investment income (deficit)                            --           89,229           12,798          (18,202)
   Accumulated net realized gains(losses)                              (14,841)         864,876           32,451           (8,663)
   Unrealized appreciation of investments                                   --       18,408,364        1,192,487           91,877
                                                                 ----------------------------------------------------------------
                                                                 $ 107,156,444    $ 200,086,797    $  24,197,482    $  11,275,006
                                                                 ================================================================

                                                                      U.S.         The United
                                                                   Government    States Treasury
                                                                Securities Fund       Trust
                                                                --------------------------------
ASSETS
   Investments at market value (identified cost $106,870,402,
   $180,038,892, $22,750,194, $11,129,108, $28,901,962,
   and $52,770,017, respectively)(Note 1)                        $  29,440,357    $  52,770,017
   Cash                                                                 79,429            1,115
   Interest receivable                                                 218,140               --
                                                                 ------------------------------
      Total Assets                                                  29,737,926       52,771,132
                                                                 ------------------------------
LIABILITIES
   Payable to Investment Advisor                                        10,155            9,508
   Accrued expenses                                                      7,900           10,741
   Distributions payable                                               137,449           54,508
                                                                 ------------------------------
      Total Liabilities                                                155,504           74,757
                                                                 ------------------------------

NET ASSETS:
   (Applicable to 107,219,815; 15,412,463; 2,206,374;
   1,112,274; 2,799,361 and 52,690,940 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                   $  29,582,422    $  52,696,375
                                                                 ==============================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $107,156,444 / 107,219,815 shares

   $200,086,797 / 15,412,463 shares

   $24,197,482 / 2,206,374 shares

   $11,275,006 / 1,112,274 shares

   $29,582,422 / 2,799,361 shares                                $       10.57
                                                                 =============
   $52,696,375 / 52,690,940 shares                                                $        1.00
                                                                                  =============

   Net Assets at February 28, 2002 consist of:
   Paid-in capital                                               $  29,266,118    $  52,691,069
   Undistributed net investment income (deficit)                        70,970               --
   Accumulated net realized gains(losses)                             (293,061)           5,306
   Unrealized appreciation of investments                              538,395               --
                                                                 ------------------------------
                                                                 $  29,582,422    $  52,696,375
                                                                 ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITES
                               FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 S&P 500 Index      S&P MidCap      S&P SmallCap    Equity Income
                                                                     Fund           Index Fund       Index Fund          Fund
                                                                 ----------------------------------------------------------------
ASSETS
   Investments at market value (identified cost $115,455,334,
   $85,552,392, $13,973,404, $7,490,380, $2,796,893, and
   $22,010,712, respectively)(Note 1)                            $ 144,678,411    $  95,512,662    $  15,768,530    $   8,750,673
   Cash                                                                     --           11,381               --               --
   Interest receivable                                                  11,852            3,469              295              731
   Dividends receivable                                                193,020           74,550            7,631            9,125
   Receivable for fund shares sold                                      14,484           63,647           26,483               --
   Due from Investment Advisor                                              --               --               --               --
                                                                 ----------------------------------------------------------------
      Total Assets                                                 144,897,767       95,665,709       15,802,939        8,760,529
                                                                 ----------------------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased                                      --           20,000               --               --
   Variation margin payable                                             72,340           92,685            3,000           27,000
   Payable to Investment Advisor                                         4,322           16,657            3,825            2,753
   Accrued expenses                                                     20,516           12,586            4,584            6,133
                                                                 ----------------------------------------------------------------
      Total Liabilities                                                 97,178          141,928           11,409           35,886
                                                                 ----------------------------------------------------------------

NET ASSETS:
   (Applicable to 6,516,533; 5,772,996; 1,187,865;
   704,027; 333,899 and 3,378,934 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                   $ 144,800,589    $  95,523,781    $  15,791,530    $   8,724,643
                                                                 ================================================================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $144,800,589 / 6,516,533 shares                               $       22.22
                                                                 =============
   $95,523,781 / 5,772,996 shares                                                 $       16.55
                                                                                  =============
   $15,791,530 / 1,187,865 shares                                                                  $       13.29
                                                                                                   =============
   $8,724,643 / 704,027 shares                                                                                      $       12.39
                                                                                                                    =============
   $2,244,144 / 333,899 shares

   $11,714,584 / 3,378,934 shares


   Net Assets at February 28, 2002 consist of:
   Paid-in capital                                               $ 121,762,417    $  85,242,188    $  14,046,217    $   8,274,659
   Undistributed net investment income (deficit)                       237,271           33,593           (9,527)           9,712
   Accumulated net realized gains(losses)                           (5,991,566)         261,146          (36,777)        (833,065)
   Unrealized appreciation (depreciation) of investments            29,223,077        9,960,270        1,795,126        1,260,293
   Unrealized appreciation (depreciation) of futures contracts        (430,610)          26,584           (3,509)          13,044
                                                                 ----------------------------------------------------------------
                                                                 $ 144,800,589    $  95,523,781    $  15,791,530    $   8,724,643
                                                                 ================================================================

                                                                    European
                                                                    Growth &        Nasdaq-100
                                                                  Income Fund       Index Fund
                                                                 ------------------------------
ASSETS
   Investments at market value (identified cost $115,455,334,
   $85,552,392, $13,973,404, $7,490,380, $2,796,893, and
   $22,010,712, respectively)(Note 1)                            $   2,240,774    $  11,763,645
   Cash                                                                     --            2,000
   Interest receivable                                                     119              706
   Dividends receivable                                                  6,588            1,064
   Receivable for fund shares sold                                          --               --
   Due from Investment Advisor                                             459               --
                                                                 ------------------------------
      Total Assets                                                   2,247,940       11,767,415
                                                                 ------------------------------
LIABILITIES
   Payable for fund shares repurchased                                      --               --
   Variation margin payable                                                 --           45,600
   Payable to Investment Advisor                                            --            2,145
   Accrued expenses                                                      3,796            5,086
                                                                 ------------------------------
      Total Liabilities                                                  3,796           52,831
                                                                 ------------------------------

NET ASSETS:
   (Applicable to 6,516,533; 5,772,996; 1,187,865;
   704,027; 333,899 and 3,378,934 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                   $   2,244,144    $  11,714,584
                                                                 ==============================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $144,800,589 / 6,516,533 shares

   $95,523,781 / 5,772,996 shares

   $15,791,530 / 1,187,865 shares

   $8,724,643 / 704,027 shares

   $2,244,144 / 333,899 shares                                   $        6.72
                                                                 =============
   $11,714,584 / 3,378,934 shares                                                 $        3.47
                                                                                  =============

   Net Assets at February 28, 2002 consist of:
   Paid-in capital                                               $   2,964,223    $  26,450,863
   Undistributed net investment income (deficit)                        (3,033)         (20,891)
   Accumulated net realized gains(losses)                             (160,927)      (3,834,031)
   Unrealized appreciation (depreciation) of investments              (556,119)     (10,247,067)
   Unrealized appreciation (depreciation) of futures contracts              --         (634,290)
                                                                 ------------------------------
                                                                 $   2,244,144    $  11,714,584
                                                                 ==============================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                   California    California   California    Short-Term       U.S.      The United
                                                    Tax-Free      Tax-Free     Insured         U.S.       Government     States
                                                  Money Market     Income    Intermediate   Government    Securities    Treasury
                                                      Fund          Fund         Fund       Bond Fund        Fund         Trust
                                                  ----------------------------------------------------------------------------------
Investment Income
   Interest income                                $   856,953   $ 4,617,673   $   498,193   $   213,282   $   844,658   $   699,064
                                                  ---------------------------------------------------------------------------------
Expenses
   Management fees (Note 2)                           254,387       465,120        59,317        28,046        71,938       142,127
   Transfer agent fees                                 19,477        26,929         5,735         4,564         7,347         9,910
   Accounting services                                 37,202        63,682        10,583         6,431        12,294        21,393
   Custodian fees                                       6,203         8,552         1,602         1,414         2,209         3,100
   Legal and audit fees                                 9,171        22,739         3,810         2,708         4,094         5,926
   Trustees fees                                        3,041         2,907         3,008           986         1,004           951
   Insurance                                            1,168         2,980           275           139           336           641
   Printing                                             1,057         2,557           316           175           629           735
   Registration & dues                                  1,426         2,217           803           644         1,980         3,000
                                                  ---------------------------------------------------------------------------------
      Total Expenses                                  333,132       597,683        85,449        45,107       101,831       187,783
         Less reimbursement from manager (Note 2)    (128,855)           --       (20,201)      (22,236)       (8,312)      (65,805)
                                                  ---------------------------------------------------------------------------------
      Net Expenses                                    204,277       597,683        65,248        22,871        93,519       121,978
                                                  ---------------------------------------------------------------------------------
         Net Investment Income                        652,676     4,019,990       432,945       190,411       751,139       577,086
                                                  ---------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain from security transactions            --     1,173,949       214,263       130,402       346,449         9,434
   Change in unrealized appreciation of
      investments                                          --    (2,176,723)     (198,375)      (38,670)     (541,014)           --
                                                  ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                          --    (1,002,774)       15,888        91,732      (194,565)        9,434
                                                  ---------------------------------------------------------------------------------
   Net increase in net assets resulting from
      Operations                                  $   652,676   $ 3,017,216   $   448,833   $   282,143   $   556,574   $   586,520
                                                  =================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            European
                                                 S&P 500 Index   S&P MidCap   S&P SmallCap  Equity Income   Growth &     Nasdaq-100
                                                      Fund       Index Fund    Index Fund       Fund      Income Fund    Index Fund
                                                  ----------------------------------------------------------------------------------
Investment Income
   Interest income                                $   200,710   $   115,905   $    18,510   $    28,037   $     1,042   $    32,053
   Dividend income                                    856,139       403,121        49,971        71,226        10,866         2,948
                                                  ---------------------------------------------------------------------------------
      Total                                         1,056,849       519,026        68,481        99,263        11,908        35,001
                                                  ---------------------------------------------------------------------------------
Expenses
   Management fees (Note 2)                           174,778       167,535        36,082        21,186         9,106        30,122
   Transfer agent fees                                 23,009        10,983         7,931         5,649         4,390        10,030
   Accounting services                                 50,149        31,156         7,547         5,371         3,152         6,756
   Custodian fees                                       6,793         6,801         4,412         1,301         2,381         3,232
   Legal and audit fees                                11,654         8,055         3,587         3,041         2,079         2,960
   Trustees fees                                          998         1,038         1,037           989           986         1,041
   Insurance                                            1,625           970           168            97            25           142
   Printing                                             2,984         1,874           828           468           218           941
   Registration & dues                                  7,000         5,477         1,772         1,347           270         1,881
   Licensing fee                                        7,401         5,119           682            --            --         2,592
   Amortization of organizational costs                    --            --           331           673            --            --
                                                  ---------------------------------------------------------------------------------
      Total Expenses                                  286,391       239,008        64,377        40,122        22,607        59,697
         Less reimbursement from manager (Note 2)    (146,569)      (71,473)      (17,471)       (6,224)      (12,429)      (21,755)
                                                  ---------------------------------------------------------------------------------
      Net Expenses                                    139,822       167,535        46,906        33,898        10,178        37,942
                                                  ---------------------------------------------------------------------------------
         Net Investment Income                        917,027       351,491        21,575        65,365         1,730        (2,941)
                                                  ---------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss) from security
      transactions                                    (41,299)    2,366,415       294,642       (40,236)     (106,665)   (1,809,783)
   Net realized gain (loss) from futures
      contracts                                    (2,515,824)     (597,608)     (494,351)       62,387            --      (353,357)
   Change in unrealized appreciation
      (depreciation) of investments                (2,733,825)      342,035       497,345        25,593        (9,585)    1,146,272
   Change in unrealized gain (loss) of futures
      contracts                                     1,760,795       360,711       159,999        82,134            --        70,438
                                                  ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                  (3,530,153)    2,471,553       457,635       129,878      (116,250)     (946,430)
                                                  ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from Operations                   $(2,613,126)  $ 2,823,044   $   479,210   $   195,243   $  (114,520)  $  (949,371)
                                                  =================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             California Tax-Free Money         California Tax-Free          California Insured
                                                    Market Fund                   Income Fund               Intermediate Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2002       August 31,      28, 2002      August 31,     28, 2002      August 31,
                                             (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $    652,676   $  2,783,496   $  4,019,990   $  8,326,750   $    432,945   $    904,370
   Net realized gain on investments                   --             --      1,173,949      1,328,519        214,263        123,513
   Change in unrealized
      appreciation of investments                     --             --     (2,176,723)     5,644,714       (198,375)       645,205
                                            ---------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                            652,676      2,783,496      3,017,216     15,299,983        448,833      1,673,088
   Undistributed investment income
      included in price of shares sold
      and repurchased                                 --             --         32,755        (56,480)         2,996         (4,387)

Distributions to Shareholders
   Distributions from net investment
      income                                    (652,676)    (2,783,496)    (3,963,516)    (8,334,565)      (428,665)      (901,165)
   Distributions from realized capital
      gains on investments                            --             --     (1,633,202)      (214,975)      (303,017)          (733)
Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                             7,636,082     (3,327,526)     1,347,752     (2,193,974)     1,528,657       (696,315)
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                   7,636,082     (3,327,526)    (1,198,995)     4,499,989      1,248,804         70,488
Net Assets
   Beginning of period                        99,520,362    102,847,888    201,285,792    196,785,803     22,948,678     22,878,190
                                            ---------------------------------------------------------------------------------------
   End of period *                          $107,156,444   $ 99,520,362   $200,086,797   $201,285,792   $ 24,197,482   $ 22,948,678
                                            =======================================================================================
   *Including undistributed net
   investment income of:                    $         --   $         --   $     89,229   $         --   $     12,798   $      5,522
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  Short-Term U.S.                U.S. Government             The United States
                                               Government Bond Fund              Securities Fund               Treasury Trust
                                            ---------------------------   ---------------------------   ---------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2002       August 31,      28, 2002      August 31,     28, 2002      August 31,
                                             (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $    190,411   $    421,461   $    751,139   $  1,374,532   $    577,086   $  2,925,839
   Net realized gain on investments              130,402         35,587        346,449        505,182          9,434         17,140
   Change in unrealized
      appreciation of investments                (38,670)       113,651       (541,014)       529,578             --             --
                                            ---------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                            282,143        570,699        556,574      2,409,292        586,520      2,942,979
   Undistributed investment income
      included in price of shares sold
      and repurchased                             (4,880)        12,931          2,859            775             --             --

Distributions to Shareholders
   Distributions from net investment
      income                                    (203,733)      (431,166)      (751,021)    (1,360,429)      (577,086)    (2,925,839)
   Distributions from realized capital
      gains on investments                      (165,875)          (189)      (382,541)            --        (13,608)            --
Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                              (256,066)     6,038,929      2,891,690      1,738,958     (7,059,295)     3,278,694
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                    (348,411)     6,191,204      2,317,561      2,788,596     (7,063,469)     3,295,834
Net Assets
   Beginning of period                        11,623,417      5,432,213     27,264,861     24,476,265     59,759,844     56,464,010
                                            ---------------------------------------------------------------------------------------
   End of period*                           $ 11,275,006   $ 11,623,417   $ 29,582,422   $ 27,264,861   $ 52,696,375   $ 59,759,844
                                            =======================================================================================
   *Including undistributed net
   investment income of:                    $    (18,202)  $         --   $     70,970   $     67,993   $         --   $         --
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       S&P 500                     S&P MidCap                   S&P SmallCap
                                                     Index Fund                    Index Fund                    Index Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2002       August 31,      28, 2002      August 31,     28, 2002      August 31,
                                             (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $    917,027   $  2,036,050   $    351,491   $    766,707   $     21,575   $    104,857
   Net realized gain (loss) on investments       (41,299)     1,624,453      2,366,415      1,853,307        294,642        845,406
   Net realized loss on futures contracts     (2,515,824)    (1,997,038)      (597,608)    (1,235,025)      (494,351)      (273,514)
   Change in unrealized appreciation
      of investments                          (2,733,825)   (40,849,033)       342,035     (6,042,926)       497,345       (718,880)
   Change in unrealized appreciation
      of futures contracts                     1,760,795     (2,438,566)       360,711       (649,679)       159,999       (252,061)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations        (2,613,126)   (41,624,134)     2,823,044     (5,307,616)       479,210       (294,192)
   Undistributed investment income
      included in price of shares sold
      and repurchased                              7,172         26,999          6,756         15,705            430          1,592

Distributions to Shareholders
   Distributions from net investment
      income                                  (1,017,660)    (1,986,260)      (376,138)      (776,706)       (34,973)      (119,083)
   Distributions from realized capital
      gains on investments                            --     (2,289,936)      (308,748)   (10,756,006)            --       (597,363)
Capital Share Transactions
   Increase in net assets
      resulting from capital share
      transactions                             7,034,334     21,372,276     10,085,864     25,368,570      1,121,083      2,371,986
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                   3,410,720    (24,501,055)    12,230,778      8,543,947      1,565,750      1,362,940
Net Assets
   Beginning of period                       141,389,869    165,890,924     83,293,003     74,749,056     14,225,780     12,862,840
                                            ---------------------------------------------------------------------------------------
   End of period*                           $144,800,589   $141,389,869   $ 95,523,781   $ 83,293,003   $ 15,791,530   $ 14,225,780
                                            =======================================================================================
   *Including undistributed net
   investment income (deficit) of:          $    237,271   $    330,732   $     33,593   $     51,484   $     (9,527)  $      3,441
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                European Growth &
                                                 Equity Income Fund                Income Fund             Nasdaq-100 Index Fund
                                            ---------------------------   ---------------------------   ---------------------------
                                             Six Months                    Six Months                    Six Months
                                           Ended February   Year Ended   Ended February   Year Ended   Ended February   Year Ended
                                              28, 2002       August 31,      28, 2002      August 31,     28, 2002      August 31,
                                             (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $     65,365   $    207,935   $      1,730   $     20,356   $     (2,941)  $     53,004
   Net realized loss on investments              (40,236)       (60,214)      (106,665)       (53,456)    (1,809,783)      (465,271)
   Net realized gain (loss) on futures
      contracts                                   62,387       (585,709)            --             --       (353,357)      (971,588)
   Change in unrealized appreciation
      (depreciation) of investments               25,593       (929,060)        (9,585)      (502,579)     1,146,272    (11,290,579)
   Change in unrealized appreciation
      (depreciation) of futures contracts         82,134       (278,382)            --             --         70,438       (938,760)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations           195,243     (1,645,430)      (114,520)      (535,679)      (949,371)   (13,613,194)
   Undistributed investment income
      included in price of shares sold
      and repurchased                               (289)        (6,939)           204          1,854            838         12,568

Distributions to Shareholders
   Distributions from net investment
      income                                     (76,961)      (297,134)        (8,079)       (19,774)       (18,788)      (123,813)
   Distributions from realized capital
      gains on investments                            --        (23,840)            --             --             --        (85,205)
Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                              (187,833)    (1,044,722)       260,284      1,154,928      1,292,126     10,701,330
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                     (69,840)    (3,018,065)       137,889        601,329        324,805     (3,108,314)
Net Assets
   Beginning of period                         8,794,483     11,812,548      2,106,255      1,504,926     11,389,779     14,498,093
                                            ---------------------------------------------------------------------------------------
   End of period*                           $  8,724,643   $  8,794,483   $  2,244,144   $  2,106,255   $ 11,714,584   $ 11,389,779
                                            =======================================================================================
   *Including undistributed net
   investment income (deficit) of:          $      9,712   $     21,597   $     (3,033)  $      3,112   $    (20,891)  $         --
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                       California Tax-Free Income Fund
                                                       -------------------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................       4,944,987    $  63,978,428        6,234,211    $  79,853,046
Shares issued in reinvestment of ...
   distributions ...................         302,622        3,904,466          509,305        6,527,273
                                       ----------------------------------------------------------------
                                           5,247,609       67,882,894        6,743,516       86,380,319
Shares repurchased .................      (5,117,158)     (66,535,142)      (6,889,876)     (88,574,293)
                                       ----------------------------------------------------------------
   Net increase (decrease) .........         130,451    $   1,347,752         (146,360)   $  (2,193,974)
                                       ================================================================

                                                   California Insured Intermediate Fund
                                                   ------------------------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................         263,723    $   2,921,724          290,663    $   3,136,429
Shares issued in reinvestment of ...
   distributions ...................          45,675          497,167           58,373          631,628
                                       ----------------------------------------------------------------
                                             309,398        3,418,891          349,036        3,768,057
Shares repurchased .................        (172,635)      (1,890,234)        (414,432)      (4,464,372)
                                       ----------------------------------------------------------------
   Net increase (decrease) .........         136,763    $   1,528,657          (65,396)   $    (696,315)
                                       ================================================================

                                            California Tax-Free                The United States
                                                Money Market                     Treasury Trust
                                            -------------------                -----------------
                                      Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                     February 28, 2002    August 31,   February 28, 2002    August 31,
                                        (Unaudited)          2001         (Unaudited)          2001
                                       -------------    -------------    -------------    -------------
                                        Shares/Value     Shares/Value     Shares/Value     Shares/Value
                                       ----------------------------------------------------------------
Shares sold ........................      63,185,547      174,547,330       54,085,243      125,504,552
Shares issued in reinvestment of ...
   distributions ...................         544,105        2,705,407          493,209        2,837,394
                                       ----------------------------------------------------------------
                                          63,729,652      177,252,737       54,578,452      128,341,946
Shares repurchased .................     (56,093,570)    (180,580,263)     (61,637,747)    (125,063,252)
                                       ----------------------------------------------------------------
   Net increase (decrease) .........       7,636,082       (3,327,526)      (7,059,295)       3,278,694
                                       ================================================================

                                                     Short-Term U.S. Government Bond Fund
                                                     ------------------------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................         435,280    $   4,463,258          929,957    $   9,446,723
Shares issued in reinvestment of ...
   distributions ...................          29,412          300,065           36,384          369,569
                                       ----------------------------------------------------------------
                                             464,692        4,763,323          966,341        9,816,292
Shares repurchased .................        (487,524)      (5,019,389)        (371,693)      (3,777,363)
                                       ----------------------------------------------------------------
   Net increase (decrease) .........         (22,832)   $    (256,066)         594,648    $   6,038,929
                                       ================================================================

                                                        U.S. Government Securities Fund
                                                        -------------------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................         369,614    $   3,973,434          368,136    $   3,908,613
Shares issued in reinvestment of ...
   distributions ...................          80,417          860,290          112,696        1,194,497
                                       ----------------------------------------------------------------
                                             450,031        4,833,724          480,832        5,103,110
Shares repurchased .................        (181,673)      (1,942,034)        (319,458)      (3,364,152)
                                       ----------------------------------------------------------------
   Net increase ....................         268,358    $   2,891,690          161,374    $   1,738,958
                                       ================================================================

                                                              S&P 500 Index Fund
                                                              ------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................         587,280    $  13,094,550        1,479,909    $  38,349,791
Shares issued in reinvestment of ...
   distributions ...................          41,575          904,920          155,980        4,056,766
                                       ----------------------------------------------------------------
                                             628,855       13,999,470        1,635,889       42,406,557
Shares repurchased .................        (316,287)      (6,965,136)        (810,707)     (21,034,281)
                                       ----------------------------------------------------------------
   Net increase ....................         312,568    $   7,034,334          825,182    $  21,372,276
                                       ================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                             S&P MidCap Index Fund
                                                             ---------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................       1,280,047    $  20,225,610        1,580,516    $  26,892,532
Shares issued in reinvestment of ...
   distributions ...................          40,101          621,178          705,448       11,041,655
                                       ----------------------------------------------------------------
                                           1,320,148       20,846,788        2,285,964       37,934,187
Shares repurchased .................        (696,178)     (10,760,924)        (739,511)     (12,565,617)
                                       ----------------------------------------------------------------
   Net increase ....................         623,970    $  10,085,864        1,546,453    $  25,368,570
                                       ================================================================

                                                            S&P SmallCap Index Fund
                                                            -----------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................         460,430    $   5,834,813          256,078    $   3,286,519
Shares issued in reinvestment of ...
   distributions ...................           2,701           31,906           58,937          695,245
                                       ----------------------------------------------------------------
                                             463,131        5,866,719          315,015        3,981,764
Shares repurchased .................        (378,723)      (4,745,636)        (124,668)      (1,609,778)
                                       ----------------------------------------------------------------
   Net increase ....................          84,408    $   1,121,083          190,347    $   2,371,986
                                       ================================================================

                                                              Equity Income Fund
                                                              ------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................          40,289    $     485,706           51,261    $     669,385
Shares issued in reinvestment of ...
   distributions ...................           6,201           74,545           23,237          314,659
                                       ----------------------------------------------------------------
                                              46,490          560,251           74,498          984,044
Shares repurchased .................         (62,851)        (748,084)        (151,516)      (2,028,766)
                                       ----------------------------------------------------------------
   Net increase (decrease) .........         (16,361)   $    (187,833)         (77,018)   $  (1,044,722)
                                       ================================================================

                                                         European Growth & Income Fund
                                                         -----------------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................          65,444    $     445,285          159,396    $   1,319,943
Shares issued in reinvestment of ...
   distributions ...................           1,207            7,940            2,504           19,482
                                       ----------------------------------------------------------------
                                              66,651          453,225          161,900        1,339,425
Shares repurchased .................         (28,202)        (192,941)         (23,337)        (184,497)
                                       ----------------------------------------------------------------
   Net increase (decrease) .........          38,449    $     260,284          138,563    $   1,154,928
                                       ================================================================

                                                             Nasdaq-100 Index Fund
                                                             ---------------------
                                              Six Months Ended                     Year Ended
                                        February 28, 2002 (Unaudited)            August 31, 2001
                                       ------------------------------    ------------------------------
                                            Shares          Value             Shares          Value
                                       ----------------------------------------------------------------
Shares sold ........................         767,723    $   2,898,759        2,328,920    $  14,083,751
Shares issued in reinvestment of ...
   distributions ...................           6,265           18,606           30,246          207,103
                                       ----------------------------------------------------------------
                                             773,988        2,917,365        2,359,166       14,290,854
Shares repurchased .................        (432,575)      (1,625,239)        (680,167)      (3,589,524)
                                       ----------------------------------------------------------------
   Net increase ....................         341,413    $   1,292,126        1,678,999    $  10,701,330
                                       ================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                                                            California Tax-Free Money Market Fund

                                                         Six Months
                                                           Ended
                                                        February 28,  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                        (Unaudited)      2001         2000         1999         1998         1997
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of period                     $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.006        0.026        0.029        0.026        0.030        0.031
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.006)      (0.026)      (0.029)      (0.026)      (0.030)      (0.031)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $   1.000    $   1.000    $   1.000    $   1.000        1.000    $   1.000
                                                         ==========================================================================

Total Return                                                  0.60%        2.66%        2.92%        2.61%        3.09%        3.09%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                   $ 107,156    $  99,520    $ 102,848    $ 105,606    $  88,236    $  92,818
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.66%*       0.63%        0.66%        0.61%        0.61%        0.61%
      After expense reimbursements                            0.40%*       0.40%        0.40%        0.40%        0.40%        0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                           1.03%*       2.36%        2.63%        2.33%        2.77%        2.86%
      After expense reimbursements                            1.29%*       2.59%        2.89%        2.54%   $    2.98%        3.07%

*    Annualized.

                                                                               California Tax-Free Income Fund

                                                         Six Months
                                                           Ended
                                                        February 28,  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                        (Unaudited)      2001         2000         1999         1998         1997
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of period                     $   13.17    $   12.75    $   12.40    $   13.18    $   12.86    $   12.31
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.27         0.55         0.55         0.56         0.58         0.60
   Net gain (loss) on securities (both
    realized and unrealized)                                 (0.09)        0.44         0.41        (0.68)        0.51         0.54
                                                         --------------------------------------------------------------------------
      Total from Investment Operations                        0.18         0.99         0.96        (0.12)        1.09         1.14
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.26)       (0.56)       (0.55)       (0.57)       (0.58)       (0.59)
   Distributions from capital gains                          (0.11)       (0.01)       (0.06)       (0.09)       (0.19)          --
                                                         --------------------------------------------------------------------------
      Total distributions                                    (0.37)       (0.57)       (0.61)       (0.66)       (0.77)       (0.59)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $   12.98    $   13.17    $   12.75    $   12.40    $   13.18    $   12.86
                                                         ==========================================================================

Total Return                                                  1.38%        7.98%        8.07%       (1.07)%       8.75%        9.48%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                   $ 200,087    $ 201,286    $ 196,786    $ 200,946    $ 225,507    $ 212,198
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.61%*       0.63%        0.64%        0.61%        0.61%        0.59%
      After expense reimbursements                            0.61%*       0.63%        0.64%        0.61%        0.61%        0.59%
   Ratio of net investment income to average net assets
      Before expense reimbursements                           4.13%*       4.30%        4.54%        4.33%        4.47%        4.75%
      After expense reimbursements                            4.13%*       4.30%        4.54%        4.33%        4.47%        4.75%
   Portfolio Turnover                                         7.99%       28.96%       18.05%       16.36%       20.95%       34.96%

*    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                            California Insured Intermediate Fund

                                                         Six Months
                                                           Ended
                                                        February 28,  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                        (Unaudited)      2001         2000         1999         1998         1997
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of period                     $   11.09    $   10.72    $   10.54    $   10.92    $   10.72    $   10.42
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.20         0.43         0.44         0.43         0.44         0.45
   Net gain (loss) on securities (both
    realized and unrealized)                                  0.02         0.37         0.20        (0.26)        0.25         0.30
                                                         --------------------------------------------------------------------------
      Total from Investment Operations                        0.22         0.80         0.64         0.17         0.69         0.75
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.20)       (0.43)       (0.44)       (0.43)       (0.44)       (0.45)
   Distributions from capital gains                          (0.14)          --        (0.02)       (0.12)       (0.05)          --
                                                         --------------------------------------------------------------------------
      Total distributions                                    (0.34)       (0.43)       (0.46)       (0.55)       (0.49)       (0.45)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $   10.97    $   11.09    $   10.72    $   10.54    $   10.92    $   10.72
                                                         ==========================================================================

Total Return                                                  1.97%        7.66%        6.25%        1.51%        6.64%        7.34%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                   $  24,197    $  22,949    $  22,878    $  24,175    $  23,572    $  24,390
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.72%*       0.71%        0.72%        0.66%        0.70%        0.70%
      After expense reimbursements                            0.55%*       0.55%        0.55%        0.55%        0.55%        0.55%
   Ratio of net investment income to average net assets
      Before expense reimbursements                           3.50%*       3.82%        3.93%        3.85%        3.94%        4.12%
      After expense reimbursements                            3.67%*       3.98%        4.10%        3.96%        4.09%        4.27%
   Portfolio Turnover                                        20.61%       24.35%       24.24%        8.38%       26.76%       32.11%

*    Annualized.

                                                              Short-Term U.S. Government
                                                                      Bond Fund

                                                         Six Months
                                                           Ended                   January 18,
                                                        February 28,  Year Ended    2000* to
                                                            2002      August 31,   August 31,
                                                        (Unaudited)      2001         2000
                                                         -----------------------------------
Net asset value, beginning of period                     $   10.24    $   10.05    $   10.00
                                                         -----------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.17         0.53         0.36
   Net gain on securities (both
    realized and unrealized)                                  0.08         0.21         0.05
                                                         -----------------------------------
      Total from Investment Operations                        0.25         0.74         0.41
                                                         -----------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.19)       (0.55)       (0.36)
   Distributions from capital gains                          (0.16)          --           --
                                                         -----------------------------------
      Total distributions                                    (0.35)       (0.55)       (0.36)
                                                         -----------------------------------
Net asset value, end of period                           $   10.14    $   10.24    $   10.05
                                                         ===================================

Total Return                                                  2.43%        7.58%        4.15%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                 $  11,275    $  11,623    $   5,432
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.81%**      0.86%        1.26%**
      After expense reimbursements                            0.41%**      0.30%        0.09%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                           3.01%**      4.63%        5.02%**
      After expense reimbursements                            3.41%**      5.19%        6.19%**
   Portfolio Turnover                                        73.26%       64.56%          --

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                               U.S. Government Securities Fund

                                                         Six Months
                                                           Ended
                                                        February 28,  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                        (Unaudited)      2001         2000         1999         1998         1997
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of period                     $   10.77    $   10.33    $   10.24    $   11.30    $   10.38    $   10.15
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.28         0.58         0.58         0.56         0.59         0.64
   Net gain (loss) on securities (both
    realized and unrealized)                                 (0.06)        0.42         0.14        (0.80)        1.01         0.36
                                                         --------------------------------------------------------------------------
      Total from Investment Operations                        0.22         1.00         0.72        (0.24)        1.60         1.00
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.28)       (0.56)       (0.58)       (0.56)       (0.61)       (0.63)
   Distributions from capital gains                          (0.14)          --        (0.05)       (0.26)       (0.07)       (0.14)
                                                         --------------------------------------------------------------------------
      Total distributions                                    (0.42)       (0.56)       (0.63)       (0.82)       (0.68)       (0.77)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $   10.57    $   10.77    $   10.33    $   10.24    $   11.30    $   10.38
                                                         ==========================================================================

Total Return                                                  2.03%        9.94%        7.35%       (2.42)%      15.88%       10.00%

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of year ( in 000's)                      $  29,582    $  27,265    $  24,476    $  30,950    $  36,063    $  31,277
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.71%*       0.71%        0.72%        0.66%        0.68%        0.69%
      After expense reimbursements                            0.65%*       0.65%        0.65%        0.65%        0.65%        0.65%
   Ratio of net investment income to average net assets
      Before expense reimbursements                           5.19%*       5.32%        5.82%        5.11%        5.46%        6.00%
      After expense reimbursements                            5.25%*       5.38%        5.89%        5.12%        5.49%        6.04%
   Portfolio Turnover                                        89.99%      209.58%      184.60%      139.00%       65.27%      170.76%

*    Annualized.

                                                                                The United States Treasury Trust

                                                         Six Months
                                                           Ended
                                                        February 28,  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                        (Unaudited)      2001         2000         1999         1998         1997
                                                        ----------------------------------------------------------------------------

Net asset value, beginning of period                     $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.010        0.047        0.050        0.042        0.051        0.048
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.010)      (0.047)      (0.050)      (0.042)      (0.051)      (0.048)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $   1.000    $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                         ==========================================================================

Total Return                                                  1.00%        4.87%        5.12%        4.22%        5.21%        4.92%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                   $  52,696    $  59,760    $  56,464    $  50,517    $  44,341    $ 104,509
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.66%*       0.65%        0.66%        0.63%        0.64%        0.64%
      After expense reimbursements                            0.43%*       0.40%        0.40%        0.41%        0.40%        0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                           1.81%*       4.48%        4.76%        3.92%        4.54%        4.58%
      After expense reimbursements                            2.04%*       4.73%        5.02%        4.14%        4.78%        4.82%

*    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     S&P 500 Index Fund
                                                         Six Months
                                                           Ended
                                                        February 28,  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                        (Unaudited)      2001         2000         1999         1998         1997
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of period                     $   22.79    $   30.84    $   28.12    $   20.90    $   19.98    $   14.81
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.15         0.34         0.38         0.39         0.36         0.38
   Net gain (loss) on securities (both
    realized and unrealized)                                 (0.56)       (7.64)        4.06         7.79         1.28         5.44
                                                         --------------------------------------------------------------------------
      Total from Investment Operations                       (0.41)       (7.30)        4.44         8.18         1.64         5.82
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.16)       (0.34)       (0.40)       (0.39)       (0.34)       (0.37)
   Distributions from capital gains                             --        (0.41)       (1.32)       (0.57)       (0.38)       (0.28)
                                                         --------------------------------------------------------------------------
      Total distributions                                    (0.16)       (0.75)       (1.72)       (0.96)       (0.72)       (0.65)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $   22.22    $   22.79    $   30.84    $   28.12    $   20.90    $   19.98
                                                         ==========================================================================

Total Return                                                 (1.77)%     (23.93)%      16.38%       39.76%        8.14%       40.19%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                   $ 144,801    $ 141,390    $ 165,891    $ 142,276    $  87,621    $  71,860
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.41%*       0.39%        0.40%        0.37%        0.40%        0.46%
      After expense reimbursements                            0.20%*       0.20%        0.20%        0.20%        0.20%        0.20%
   Ratio of net investment income to average net assets
      Before expense reimbursements                           1.11%*       1.16%        1.11%        1.33%        1.48%        1.85%
      After expense reimbursements                            1.32%*       1.35%        1.31%        1.50%        1.68%        2.11%
   Portfolio Turnover                                         1.45%        6.26%        9.00%        9.76%        1.82%        2.10%

*    Annualized.

                                                                                    S&P MidCap Index Fund

                                                         Six Months
                                                           Ended
                                                        February 28,  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                           2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                        (Unaudited)      2001         2000         1999         1998         1997
                                                        ----------------------------------------------------------------------------
Net asset value, beginning of period                     $   16.18    $   20.75    $   18.70    $   15.41    $   18.57    $   14.45
                                                         --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.07         0.17         0.22         0.20         0.23         0.22
   Net gain (loss) on securities (both
    realized and unrealized)                                  0.43        (1.66)        6.05         5.80        (1.76)        4.85
                                                         --------------------------------------------------------------------------
      Total from Investment Operations                        0.50        (1.49)        6.27         6.00        (1.53)        5.07
                                                         --------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.07)       (0.18)       (0.21)       (0.20)       (0.23)       (0.22)
   Distributions from capital gains                          (0.06)       (2.90)       (4.01)       (2.51)       (1.40)       (0.73)
                                                         --------------------------------------------------------------------------
      Total distributions                                    (0.13)       (3.08)       (4.22)       (2.71)       (1.63)       (0.95)
                                                         --------------------------------------------------------------------------
Net asset value, end of period                           $   16.55    $   16.18    $   20.75    $   18.70    $   15.41    $   18.57
                                                         ==========================================================================

Total Return                                                  3.15%       (6.56)%      40.44%       41.13%       (9.37)%      36.63%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                   $  95,524    $  83,293    $  74,749    $  57,164    $  39,855    $  46,271
   Ratio of expenses to average net assets:
      Before expense reimbursements                           0.57%*       0.56%        0.57%        0.57%        0.56%        0.61%
      After expense reimbursements                            0.40%*       0.40%        0.40%        0.40%        0.40%        0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                           0.67%*       0.84%        1.03%        0.90%        1.04%        1.19%
      After expense reimbursements                            0.84%*       1.00%        1.20%        1.07%        1.20%        1.40%
   Portfolio Turnover                                        11.43%       39.41%       46.23%       42.98%       19.35%       17.80%

*    Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                   S&P SmallCap Index Fund

                                                       Six Months
                                                         Ended                                                          October 2,
                                                      February 28,  Year Ended   Year Ended   Year Ended   Year Ended    1996* to
                                                         2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                      (Unaudited)      2001         2000         1999         1998         1997
                                                      ----------------------------------------------------------------------------
Net asset value, beginning of period                   $   12.89    $   14.09    $   11.46    $    9.46    $   12.25    $   10.00
                                                       --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                    0.02         0.11         0.12         0.08         0.13         0.23
   Net gain (loss) on securities (both
    realized and unrealized)                                0.41        (0.55)        3.14         2.13        (2.39)        2.22
                                                       --------------------------------------------------------------------------
      Total from Investment Operations                      0.43        (0.44)        3.26         2.21        (2.26)        2.45
                                                       --------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.03)       (0.12)       (0.10)       (0.08)       (0.14)       (0.20)
   Distributions from capital gains                           --        (0.64)       (0.53)       (0.13)       (0.39)          --
                                                       --------------------------------------------------------------------------
      Total distributions                                  (0.03)       (0.76)       (0.63)       (0.21)       (0.53)       (0.20)
                                                       --------------------------------------------------------------------------
Net asset value, end of period                         $   13.29    $   12.89    $   14.09    $   11.46    $    9.46    $   12.25
                                                         ==========================================================================

Total Return                                                3.37%       (2.59)%      29.63%       23.53%      (19.38)%      24.86%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)               $  15,792    $  14,226    $  12,863    $  10,881    $   7,916    $   5,933
   Ratio of expenses to average net assets:
      Before expense reimbursements                         0.90%**      0.92%        1.00%        1.05%        1.10%        2.32%**
      After expense reimbursements                          0.65%**      0.65%        0.65%        0.65%        0.65%        0.65%**
   Ratio of net investment income to
    average net assets
      Before expense reimbursements                         0.05%**      0.54%        0.58%        0.31%        0.57%        0.27%**
      After expense reimbursements                          0.30%**      0.81%        0.93%        0.71%        1.02%        1.94%**
   Portfolio Turnover                                       9.26%       41.91%       37.21%       25.40%       24.58%       19.99%

*    Commencement of operations.
**   Annualized.

                                                                                     Equity Income Fund

                                                       Six Months
                                                         Ended                                                         September 4,
                                                      February 28,  Year Ended   Year Ended   Year Ended   Year Ended    1996* to
                                                         2002       August 31,   August 31,   August 31,   August 31,   August 31,
                                                      (Unaudited)      2001         2000         1999         1998         1997
                                                      ----------------------------------------------------------------------------
Net asset value, beginning of period                   $   12.21    $   14.81    $   14.38    $   11.98    $   12.64    $   10.00
                                                       --------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                    0.09         0.28         0.36         0.32         0.37         0.39
   Net gain (loss) on securities (both
    realized and unrealized)                                0.20        (2.46)        0.76         2.41        (0.25)        2.84
                                                       --------------------------------------------------------------------------
      Total from Investment Operations                      0.29        (2.18)        1.12         2.73         0.12         3.23
                                                       --------------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                    (0.11)       (0.39)       (0.27)       (0.33)       (0.37)       (0.32)
   Distributions from capital gains                           --        (0.03)       (0.42)          --        (0.41)       (0.27)
                                                       --------------------------------------------------------------------------
      Total distributions                                  (0.11)       (0.42)       (0.69)       (0.33)       (0.78)       (0.59)
                                                       --------------------------------------------------------------------------
Net asset value, end of period                         $   12.39    $   12.21    $   14.81    $   14.38    $   11.98    $   12.64
                                                         ==========================================================================

Total Return                                                2.28%      (14.94)%       8.23%       22.89%        0.46%       33.28%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)               $   8,725    $   8,794    $  11,813    $  13,716    $  12,080    $   9,747
   Ratio of expenses to average net assets:
      Before expense reimbursements                         0.95%**      0.94%        0.98%        0.86%        0.91%        1.55%**
      After expense reimbursements                          0.80%**      0.80%        0.80%        0.80%        0.78%        0.76%**
   Ratio of net investment income to
    average net assets
      Before expense reimbursements                         1.40%**      1.96%        2.49%        2.09%        2.56%        2.48%**
      After expense reimbursements                          1.55%**      2.10%        2.67%        2.15%        2.69%        3.27%**
   Portfolio Turnover                                      25.76%       73.50%       38.34%       54.03%       41.23%        2.80%

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                            European Growth & Income Fund

                                                         Six Months
                                                           Ended                  January 18,
                                                        February 28,  Year Ended    2000* to
                                                           2002       August 31,   August 31,
                                                        (Unaudited)      2001         2000
                                                        -------------------------------------
Net asset value, beginning of period                     $    7.13    $    9.59    $   10.00
                                                         -----------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.01         0.08         0.09
   Net loss on securities (both
    realized and unrealized)                                 (0.39)       (2.46)       (0.45)
                                                         -----------------------------------
      Total from Investment Operations                       (0.38)       (2.38)       (0.36)
                                                         -----------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.03)       (0.08)       (0.05)
   Distributions from capital gains                             --           --           --
                                                         -----------------------------------
      Total distributions                                    (0.03)       (0.08)       (0.05)
                                                         -----------------------------------
Net asset value, end of period                           $    6.72    $    7.13    $    9.59
                                                         ===================================

Total Return                                                 (5.37)%     (24.87)%      (3.59)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                 $   2,244    $   2,106    $   1,505
   Ratio of expenses to average net assets:
      Before expense reimbursements                           2.12%**      2.17%        3.99%**
      After expense reimbursements                            0.96%**      0.95%        0.95%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                          (1.00)%**    (0.18)%      (1.53)%**
      After expense reimbursements                            0.16%**      1.04%        1.51%**
   Portfolio Turnover                                         7.21%       19.75%      114.30%

*    Commencement of operations.
**   Annualized.

                                                                Nasdaq-100 Index Fund

                                                         Six Months
                                                           Ended                  January 18,
                                                        February 28,  Year Ended    2000* to
                                                           2002       August 31,   August 31,
                                                        (Unaudited)      2001         2000
                                                        -------------------------------------
Net asset value, beginning of period                     $    3.75    $   10.67    $   10.00
                                                         -----------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                        --         0.05         0.03
   Net gain (loss) on securities (both
    realized and unrealized)                                 (0.27)       (6.84)        0.67
                                                         -----------------------------------
      Total from Investment Operations                       (0.27)       (6.79)        0.70
                                                         -----------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.01)       (0.08)       (0.03)
   Distributions from capital gains                             --        (0.05)          --
                                                         -----------------------------------
      Total distributions                                    (0.01)       (0.13)       (0.03)
                                                         -----------------------------------
Net asset value, end of period                           $    3.47    $    3.75    $   10.67
                                                         ===================================

Total Return                                                 (7.28)%     (64.26)%       7.02%

RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period ( in 000's)                    $  11,715    $  11,390    $  14,498
   Ratio of expenses to average net assets:
      Before expense reimbursements                           1.00%**      0.90%        0.99%**
      After expense reimbursements                            0.63%**      0.65%        0.65%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                          (0.41)%**     0.14%        0.54%**
      After expense reimbursements                           (0.05)%**     0.39%        0.88%**
   Portfolio Turnover                                         3.58%       13.82%        0.62%

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                     2/28/2002
       TRUST                      STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund will attempt to maximize current income and preserve investors' principal. The following is a summary of significant accounting policies followed by the Funds.

     (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund and Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

     (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

     (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carryforwards, as of August 31, 2001, available to offset future capital gains, if any, are as follows:

            Fund                                  Amount        Expiring Through
            ----                                  ------        ----------------
California Tax-Free Money Market Fund            $ 14,841             2004
U.S. Government Securities Fund                   256,969             2009
Equity Income Fund                                142,503             2009
European Growth & Income Fund                      54,262             2009
Nasdaq-100 Index Fund                             537,333             2009

     (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. As required, effective September 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the funds. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

     (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equiv-

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                     2/28/2002
       TRUST                      STATEMENTS
                              CONTINUED (UNAUDITED)
--------------------------------------------------------------------------------

alent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

     (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

     (g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the period ended February 28, 2002, is as follows:

     California Tax-Free Money Market Fund .......    $128,855
     California Insured Intermediate Fund ........    $ 20,201
     Short-Term U.S. Government Bond Fund ........    $ 22,236
     U.S. Government Securities Fund .............    $  8,312
     The United States Treasury Trust ............    $ 65,805
     S&P 500 Index Fund ..........................    $146,569
     S&P MidCap Index Fund .......................    $ 71,473
     S&P SmallCap Index Fund .....................    $ 17,471
     Equity Income Fund ..........................    $  6,224
     European Growth & Income Fund ...............    $ 12,429
     Nasdaq-100 Index Fund .......................    $ 21,755

Certain officers and trustees of the Trust are also partners of CCM.

Note 3 --- PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities other than short-term investments during the period ended February 28, 2002 were as follows:

                                                      PURCHASES       SALES
                                                     -----------   -----------
     California Tax-Free Income Fund .............   $15,041,566   $17,684,846
     California Insured Intermediate Fund ........   $ 6,278,717   $ 4,796,702
     Short-Term U.S. Government Bond Fund ........   $ 8,465,359   $ 7,477,473
     U.S. Government Securities Fund .............   $29,931,831   $25,606,877
     S&P 500 Index Fund ..........................   $ 3,110,259   $ 1,736,009
     S&P Midcap Index Fund .......................   $18,816,094   $ 8,361,585
     Equity Income Fund ..........................   $ 2,061,538   $ 1,505,106
     S&P SmallCap Index Fund .....................   $ 4,768,558   $ 1,204,528
     European Growth & Income Fund ...............   $   403,895   $   147,930
     Nasdaq-100 Index Fund .......................   $   747,630   $   311,717

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        CALIFORNIA                                               ---------------
     INVESTMENT TRUST                                               PRSRT STD
    ------------------                                            U.S. Postage
    F U N D  G R O U P                                                 PAID
44 Montgomery Street #2100                                         Permit #688
 San Francisco, CA 94104                                          Redwood City,
                                                                        CA
                                                                 ---------------